UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

SBL fund

(Exact name of registrant as specified in charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MD 20850

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SBL fund

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (Large Cap Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 95.1%
Information Technology - 23.1%
Apple, Inc.	14,680	$9,795,376
Google, Inc. — Class A*	7,160	5,402,219
Microsoft Corp.	153,130	4,560,211
International Business Machines Corp.	17,650	3,661,493
eBay, Inc.*	75,300	3,645,273
Western Union Co.	187,100	3,408,962
EMC Corp.*	107,600	2,934,252
Broadcom Corp. — Class A	81,780	2,827,952
Computer Sciences Corp.	85,000	2,737,850
TE Connectivity Ltd.	77,700	2,642,577
Oracle Corp.	72,200	2,273,578
Cisco Systems, Inc.	102,700	1,960,543
Hewlett-Packard Co.	74,214	1,266,091
NetApp, Inc.*	22,270	732,238
Mercury Computer Systems, Inc.*	23,080	245,110
Total Information Technology		48,093,725
Consumer Discretionary - 13.8%
Home Depot, Inc.	61,350	3,703,700
Walt Disney Co.	70,792	3,701,005
Comcast Corp. — Class A	98,900	3,537,653
Target Corp.	53,050	3,367,084
Nordstrom, Inc.	60,650	3,346,667
Time Warner, Inc.	69,400	3,145,902
Lowe's Companies, Inc.	83,700	2,531,088
Starwood Hotels & Resorts Worldwide, Inc.	41,600	2,411,136
BorgWarner, Inc.*	34,000	2,349,740
DeVry, Inc.	27,900	635,004
Total Consumer Discretionary		28,728,979
Financials - 12.6%
Wells Fargo & Co.	208,454	7,197,917
Aon plc	58,600	3,064,194
U.S. Bancorp	80,948	2,776,516
Berkshire Hathaway, Inc. — Class A*	19	2,521,300
American International Group, Inc.*	65,200	2,137,908
JPMorgan Chase & Co.	51,436	2,082,129
Allstate Corp.	48,400	1,917,124
State Street Corp.	40,100	1,682,596
BB&T Corp.	49,017	1,625,404
Progressive Corp.	61,800	1,281,732
Total Financials		26,286,820
Industrials - 11.2%
Honeywell International, Inc.	59,650	3,564,088
Caterpillar, Inc.	39,500	3,398,580
CSX Corp.	151,300	3,139,475
AMETEK, Inc.	66,975	2,374,264
Republic Services, Inc. — Class A	73,900	2,032,989
URS Corp.	55,265	1,951,407
United Technologies Corp.	24,700	1,933,763
Equifax, Inc.	41,300	1,923,754
Quanta Services, Inc.*	60,700	1,499,290
Parker Hannifin Corp.	16,190	1,353,160
GeoEye, Inc.*	3,384	89,439
Total Industrials		23,260,209
Energy - 10.8%
Chevron Corp.	33,800	3,939,728
Williams Companies, Inc.	88,700	3,101,839
Schlumberger Ltd.	39,300	2,842,569
Ensco plc — Class A	48,600	2,651,616
McDermott International, Inc.*	177,810	2,172,838
Apache Corp.	22,405	1,937,360
Halliburton Co.	46,300	1,559,847
Exxon Mobil Corp.	16,530	1,511,669
ConocoPhillips	19,000	1,086,420
Chesapeake Energy Corp.	42,300	798,201
WPX Energy, Inc.*	29,566	490,500
Phillips 66	9,500	440,515
Total Energy		22,533,102
Health Care - 10.1%
Covidien plc	106,770	6,344,273
Express Scripts Holding Co.*	65,600	4,111,152
Biogen Idec, Inc.*	24,000	3,581,520
Aetna, Inc.	80,400	3,183,840
Forest Laboratories, Inc.*	41,400	1,474,254
UnitedHealth Group, Inc.	24,200	1,340,922
Teva Pharmaceutical Industries Ltd. ADR	24,850	1,029,039
Total Health Care		21,065,000
Consumer Staples - 8.8%
Mondelez International, Inc. — Class A	137,050	5,667,018
Costco Wholesale Corp.	42,500	4,255,312
PepsiCo, Inc.	48,550	3,435,884
CVS Caremark Corp.	53,050	2,568,681
Wal-Mart Stores, Inc.	32,400	2,391,120
Total Consumer Staples		18,318,015
Materials - 2.7%
EI du Pont de Nemours & Co.	70,100	3,523,927
Dow Chemical Co.	72,700	2,105,392
Total Materials		5,629,319
Utilities - 1.6%
Edison International	72,000	3,289,680
Telecommunication Services - 0.4%
Windstream Corp.	89,400	903,834
Total Common Stocks
(Cost $171,619,078)		198,108,683
EXCHANGE TRADED FUNDS† - 4.8%
iShares Russell 1000 Growth Index Fund	72,900	4,862,430
Financial Select Sector SPDR Fund	192,000	2,995,200

Series A (Large Cap Core Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.8% (continued)
iShares Russell 1000 Value Index Fund	29,100	$2,100,438
Total Exchange Traded Funds
(Cost $9,415,149)		9,958,068
Total Investments - 99.9%
(Cost $181,034,227)		$208,066,751
Other Assets & Liabilities, net - 0.1%		176,812
Total Net Assets - 100.0%		$208,243,563

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 97.3%
Financials - 23.9%
Wells Fargo & Co.	272,825	$9,420,646
Aon plc	153,200	8,010,828
U.S. Bancorp	211,746	7,262,888
Berkshire Hathaway, Inc. — Class A*	50	6,635,000
American International Group, Inc.*	170,139	5,578,858
JPMorgan Chase & Co.	135,369	5,479,737
Allstate Corp.	127,050	5,032,451
State Street Corp.	104,500	4,384,820
BB&T Corp.	128,263	4,253,201
Progressive Corp.	161,900	3,357,806
Total Financials		59,416,235
Energy - 17.6%
Chevron Corp.	88,400	10,303,904
Williams Companies, Inc.	232,300	8,123,531
McDermott International, Inc.*	465,719	5,691,086
Apache Corp.	58,612	5,068,180
Halliburton Co.	120,900	4,073,121
Exxon Mobil Corp.	43,470	3,975,332
ConocoPhillips	41,200	2,355,816
Chesapeake Energy Corp.	111,800	2,109,666
WPX Energy, Inc.*	77,433	1,284,613
Phillips 66	20,600	955,222
Total Energy		43,940,471
Information Technology - 13.7%
Western Union Co.	493,700	8,995,214
Computer Sciences Corp.	220,300	7,095,863
TE Connectivity Ltd.	204,550	6,956,746
Cisco Systems, Inc.	267,800	5,112,302
Hewlett-Packard Co.	196,051	3,344,630
NetApp, Inc.*	58,490	1,923,151
Mercury Computer Systems, Inc.*	60,620	643,784
Total Information Technology		34,071,690
Industrials - 11.3%
Republic Services, Inc. — Class A	191,700	5,273,667
URS Corp.	144,902	5,116,490
Equifax, Inc.	108,050	5,032,969
United Technologies Corp.	63,900	5,002,731
Quanta Services, Inc.*	159,600	3,942,120
Parker Hannifin Corp.	42,360	3,540,449
GeoEye, Inc.*	8,838	233,588
Total Industrials		28,142,014
Health Care - 9.5%
Aetna, Inc.	211,000	8,355,600
Covidien plc	89,100	5,294,322
Forest Laboratories, Inc.*	107,800	3,838,758
UnitedHealth Group, Inc.	63,300	3,507,453
Teva Pharmaceutical Industries Ltd. ADR	65,320	2,704,901
Total Health Care		23,701,034
Consumer Staples - 8.1%
CVS Caremark Corp.	139,120	6,736,190
Wal-Mart Stores, Inc.	85,200	6,287,760
Mondelez International, Inc. — Class A	136,300	5,636,005
Costco Wholesale Corp.	15,800	1,581,975
Total Consumer Staples		20,241,930
Consumer Discretionary - 6.6%
Time Warner, Inc.	181,933	8,247,023
Lowe's Companies, Inc.	219,400	6,634,656
DeVry, Inc.	73,500	1,672,860
Total Consumer Discretionary		16,554,539
Utilities - 3.5%
Edison International	189,700	8,667,393
Materials - 2.2%
Dow Chemical Co.	190,500	5,516,880
Telecommunication Services - 0.9%
Windstream Corp.	232,532	2,350,899
Total Common Stocks
(Cost $200,642,244)		242,603,085
EXCHANGE TRADED FUNDS† - 2.5%
iShares Russell 1000 Value Index Fund	85,500	6,171,390
Total Exchange Traded Funds
(Cost $5,749,487)		6,171,390
Total Investments - 99.8%
(Cost $206,391,731)		$248,774,475
Other Assets & Liabilities, net - 0.2%		571,859
Total Net Assets - 100.0%		$249,346,334

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 0.3%
Small Business Administration Pools
#503303, 0.75% due 10/01/12[1,2]	$94,363	$94,666
#503343, 0.88% due 10/01/12[1,2]	71,262	71,262
#503295, 0.75% due 10/01/12[1,2]	51,882	52,048
#502353, 1.00% due 10/01/12[1,2]	21,765	21,765
Total Mortgage Backed Securities
(Cost $239,305)		239,741
COMMERCIAL PAPER†† - 62.2%
Westpac Banking Corp.
0.30% due 11/02/12	3,000,000	2,999,719
0.28% due 11/02/12	2,000,000	1,999,813
Total Westpac Banking Corp.		4,999,532
Caterpillar Financial Services Corp.
0.23% due 12/05/12	5,000,000	4,998,159
General Reinsurance Corp.
0.18% due 11/08/12	4,000,000	3,999,021
ING U.S. Funding LLC
0.36% due 10/09/12	2,000,000	1,999,897
0.45% due 12/21/12	1,800,000	1,798,538
Total ING U.S. Funding LLC		3,798,435
Kimberly-Clark Worldwide, Inc.
0.13% due 10/12/12	3,500,000	3,499,861
Coca-Cola Co.
0.25% due 12/03/12	2,000,000	1,999,516
0.21% due 10/05/12	1,000,000	999,984
0.14% due 12/03/12	500,000	499,879
Total Coca-Cola Co.		3,499,379
Jupiter Securitization Company LLC
0.21% due 12/05/12	3,500,000	3,498,261
Sheffield Receivables Corp.
0.29% due 12/12/12	3,500,000	3,498,141
Prudential plc
0.38% due 01/04/13	2,000,000	1,997,882
0.70% due 11/15/12	1,000,000	999,653
0.80% due 05/02/13	500,000	497,906
Total Prudential plc		3,495,441
Societe Generale North America, Inc.
0.29% due 11/01/12	3,000,000	2,999,251
Barclays US Funding LLC
0.50% due 01/03/13	3,000,000	2,997,121
Nestle Capital Corp.
0.24% due 05/20/13	2,000,000	1,997,166
Toyota Motor Credit Corp.
0.13% due 10/16/12	800,000	799,957
0.34% due 11/06/12	800,000	799,896
Total Toyota Motor Credit Corp.		1,599,853
UBS Finance Delaware LLC
0.20% due 10/26/12	1,500,000	1,499,946
Archer Daniels Midland Co.
0.14% due 10/04/12	800,000	799,991
John Deer Capital Corp.
0.13% due 10/09/12	400,000	399,988
Total Commercial Paper
(Cost $47,575,829)		47,579,546
REPURCHASE AGREEMENT††,3 - 38.1%
UMB Financial Corp. issued 09/28/12 at 0.04% due 10/01/12	29,111,000	29,111,000
Total Repurchase Agreement
(Cost $29,111,000)		29,111,000
Total Investments - 100.6%
(Cost $76,926,134)		$76,930,287
Other Assets & Liabilities, net - (0.6)%		(426,726)
Total Net Assets - 100.0%		$76,503,561

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2012.
[2]	Maturity date indicated is next interest reset date.
[3]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7%
Financials - 21.9%
Credit Agricole S.A.*	33,874	$233,764
Bank Leumi Le-Israel BM*	80,274	224,355
New World Development Company Ltd.	142,000	220,122
Henderson Land Development Company Ltd.	29,990	215,815
Hulic Company Ltd.*	35,631	215,530
Sun Hung Kai Properties Ltd.	14,710	215,506
Pohjola Bank plc — Class A	16,200	213,183
Bank Hapoalim BM*	59,762	212,787
Natixis	67,558	212,706
Royal Bank of Scotland Group plc*	51,237	212,491
Sumitomo Realty & Development Company Ltd.	8,000	212,431
Lloyds Banking Group plc*	336,913	211,193
Mitsubishi Estate Company Ltd.	11,000	210,611
Barclays plc	60,714	210,531
Aberdeen Asset Management plc	41,777	209,812
Deutsche Bank AG	5,275	208,417
Wendel S.A.	2,463	207,954
Man Group plc	155,868	207,086
Mediobanca SpA	38,700	206,792
Bankia S.A.*	123,510	206,339
Mapfre S.A.	75,264	206,212
Delta Lloyd N.V.	13,516	206,087
Mizrahi Tefahot Bank Ltd.*	23,224	205,986
Aeon Credit Service Company Ltd.	9,510	204,752
Commerzbank AG*	114,597	204,556
Hong Kong Exchanges and Clearing Ltd.	13,480	203,745
Skandinaviska Enskilda Banken AB — Class A	24,256	203,115
Wheelock & Company Ltd.	47,060	203,010
Wharf Holdings Ltd.	29,210	202,855
Erste Group Bank AG*	9,089	202,828
IMMOFINANZ AG	55,773	202,335
KBC Groep N.V.	8,419	201,995
Seven Bank Ltd.	66,100	201,611
Cheung Kong Holdings Ltd.	13,710	201,033
Shinsei Bank Ltd.	155,250	200,951
Nomura Real Estate Office Fund, Inc. — Class A	32	200,743
Credit Suisse Group AG	9,462	200,527
Mitsui Fudosan Company Ltd.	10,000	200,308
Sino Land Company Ltd.	107,051	200,183
UOL Group Ltd.	42,850	200,069
Gjensidige Forsikring ASA	14,357	199,108
Japan Prime Realty Investment Corp.	66	198,939
BNP Paribas S.A.	4,185	198,884
Tokyu Land Corp.	37,000	198,206
UBS AG*	16,264	198,023
Schroders plc	8,084	197,973
Sampo Oyj — Class A	6,363	197,967
Unione di Banche Italiane SCPA	53,481	197,663
ING Groep N.V.*	25,001	197,560
3i Group plc	54,942	197,435
GAM Holding AG	15,156	197,426
Chugoku Bank Ltd.	14,000	197,360
Partners Group Holding AG	947	197,071
CapitaLand Ltd.	76,000	196,931
Link REIT	41,490	196,638
Hang Seng Bank Ltd.	12,810	196,427
Sumitomo Mitsui Trust Holdings, Inc.	65,990	196,202
Baloise Holding AG	2,495	196,197
Allianz AG	1,648	196,091
AIA Group Ltd.	52,600	196,044
Deutsche Boerse AG	3,542	196,024
Ageas	8,167	195,844
NKSJ Holdings, Inc.	10,000	195,823
Societe Generale S.A.*	6,883	195,482
Dai-ichi Life Insurance Company Ltd.	172	195,299
Banco Bilbao Vizcaya Argentaria S.A.	24,838	195,123
Swedbank AB — Class A	10,384	195,093
Exor SpA	7,757	195,084
Svenska Handelsbanken AB — Class A	5,206	195,064
Bank of Kyoto Ltd.	23,000	194,835
Industrivarden AB — Class C	13,598	194,609
Groupe Bruxelles Lambert S.A.	2,619	194,368
Fonciere Des Regions	2,581	194,035
DNB ASA	15,821	194,005
Nippon Building Fund, Inc.	18	194,002
Ascendas Real Estate Investment Trust	98,760	193,943
ORIX Corp.	1,930	193,915
MS&AD Insurance Group Holdings	11,200	193,915
Swiss Life Holding AG	1,629	193,836
Mirvac Group	130,563	193,667
Oversea-Chinese Banking Corporation Ltd.	25,420	193,462
CNP Assurances	14,806	193,411
Macquarie Group Ltd.	6,550	193,364
Banco Santander S.A.*	25,944	193,209
Keppel Land Ltd.	66,770	193,145
Muenchener Rueckversicherungs AG	1,237	193,145
CapitaMall Trust	117,330	193,123
Stockland	55,718	193,038
Nordea Bank AB	19,515	192,978
Global Logistic Properties Ltd.	94,330	192,929
Klepierre	5,495	192,712
Danske Bank A/S*	10,657	192,335
SCOR SE	7,458	192,308
Gecina S.A.	1,877	192,150
Hannover Rueckversicherung AG	3,005	192,024
Investor AB — Class B	8,714	191,843
Tokio Marine Holdings, Inc.	7,500	191,657
Nomura Holdings, Inc.	53,600	191,649
Banco Popolare SC*	127,882	191,457
Daito Trust Construction Company Ltd.	1,900	191,144

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Financials - 21.9% (continued)
UniCredit SpA*	45,992	$191,025
Aeon Mall Company Ltd.	7,800	190,927
Julius Baer Group Ltd.	5,474	190,924
DBS Group Holdings Ltd.	16,280	190,893
Banco Espirito Santo S.A.*	262,263	190,761
Insurance Australia Group Ltd.	42,056	190,638
Tryg A/S	2,933	190,553
Nishi-Nippon City Bank Ltd.	82,000	190,209
HSBC Holdings plc	20,544	190,101
City Developments Ltd.	19,850	189,890
Standard Life plc	43,144	189,863
Kerry Properties Ltd.	37,530	189,729
ICADE	2,323	189,267
Prudential plc	14,623	189,206
Daiwa House Industry Company Ltd.	13,000	188,761
Old Mutual plc	68,859	188,752
Sony Financial Holdings, Inc.	11,000	188,620
NTT Urban Development Corp.	232	188,502
Singapore Exchange Ltd.	33,000	188,229
Swiss Re AG	2,924	187,956
Resona Holdings, Inc.	45,820	187,907
Wing Hang Bank Ltd.	20,010	187,866
Pargesa Holding S.A.	2,835	187,812
Zurich Insurance Group AG	754	187,776
Raiffeisen Bank International AG	5,179	187,586
Assicurazioni Generali SpA	13,042	187,547
United Overseas Bank Ltd.	11,710	187,497
T&D Holdings, Inc.	17,300	187,345
Suncorp Group Ltd.	19,504	186,937
Legal & General Group plc	87,840	186,897
Fukuoka Financial Group, Inc.	46,000	186,877
Aegon N.V.	35,921	186,726
Bank of East Asia Ltd.	49,720	186,592
Nomura Real Estate Holdings, Inc.	10,610	186,555
Eurazeo	4,072	186,554
Daiwa Securities Group, Inc.	49,000	186,505
Credit Saison Company Ltd.	7,710	186,451
Swire Pacific Ltd. — Class A	15,210	186,347
Hysan Development Company Ltd.	40,920	186,286
Westfield Group	17,672	186,243
First Pacific Company Ltd.	171,250	186,178
Commonwealth Bank of Australia	3,216	186,045
SBI Holdings, Inc.	28,860	186,038
Joyo Bank Ltd.	38,000	186,031
CapitaMalls Asia Ltd.	138,060	185,620
Bank of Yokohama Ltd.	39,000	185,429
Hammerson plc	25,448	185,237
AXA S.A.	12,425	185,062
Investment AB Kinnevik — Class B	8,908	184,993
Mitsubishi UFJ Financial Group, Inc.	39,420	184,900
Banco de Sabadell S.A.	68,813	184,822
Japan Retail Fund Investment Corp.	103	184,141
Investec plc	29,789	183,846
Aozora Bank Ltd.	60,000	183,775
Goodman Group	44,631	183,329
National Australia Bank Ltd.	6,929	183,206
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	183,204
ICAP plc	35,342	183,143
Hachijuni Bank Ltd.	33,000	183,122
Resolution Ltd.	52,192	182,918
Standard Chartered plc	8,093	182,907
Corio N.V.	4,301	182,868
Shizuoka Bank Ltd.	17,850	182,778
Mizuho Financial Group, Inc.	112,250	182,696
Hang Lung Group Ltd.	28,780	182,425
BOC Hong Kong Holdings Ltd.	57,340	182,282
Swiss Prime Site AG	2,204	182,102
CaixaBank	48,330	181,730
Westfield Retail Trust	60,538	181,479
Suruga Bank Ltd.	16,000	181,469
Sumitomo Mitsui Financial Group, Inc.	5,800	181,366
Westpac Banking Corp.	7,035	181,339
Hang Lung Properties Ltd.	53,060	181,335
Japan Real Estate Investment Corp.	18	181,315
Capital Shopping Centres Group plc	34,285	181,042
Centro Retail Australia	83,312	180,615
QBE Insurance Group Ltd.	13,437	180,498
Aviva plc	35,072	180,385
Chiba Bank Ltd.	31,000	180,367
RSA Insurance Group plc	101,074	180,137
Australia & New Zealand Banking Group Ltd.	7,015	180,096
Banque Cantonale Vaudoise	347	179,882
CFS Retail Property Trust Group	89,720	179,617
British Land Company plc	21,323	179,513
Land Securities Group plc	14,605	179,424
Iyo Bank Ltd.	22,000	179,316
London Stock Exchange Group plc	11,784	179,295
Dexus Property Group	181,300	178,658
Segro plc	48,817	178,655
Banco Popular Espanol S.A.	81,596	178,365
Ratos AB — Class B	20,139	177,686
Unibail-Rodamco SE	887	176,796
ASX Ltd.	5,755	176,521
AMP Ltd.	39,227	176,187
Bendigo and Adelaide Bank Ltd.	22,090	175,978
Government Properties Trust, Inc.	49,283	173,811
Lend Lease Group	21,336	173,733
Gunma Bank Ltd.	34,000	172,985
Banca Monte dei Paschi di Siena SpA*	593,945	172,196
Mitsubishi UFJ Lease & Finance Company Ltd.	4,080	172,026
Yamaguchi Financial Group, Inc.	21,000	170,088
Intesa Sanpaolo SpA	109,989	167,213
Admiral Group plc	9,747	165,531
Intesa Sanpaolo SpA	10,179	13,160
Hokuhoku Financial Group, Inc.	40	62
Total Financials		38,927,600

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Industrials - 18.6%
Chiyoda Corp.	14,070	$218,902
Delek Group Ltd.*	1,311	218,705
Bureau Veritas S.A.	2,050	210,545
Hutchison Whampoa Ltd.	21,280	206,376
Societe BIC S.A.	1,699	205,282
JGC Corp.	6,140	204,981
Kone Oyj — Class B	2,961	204,910
GEA Group AG	6,761	204,572
Kubota Corp.	20,000	202,487
Abertis Infraestructuras S.A.	13,749	202,308
Fraser and Neave Ltd.	27,920	202,024
Makita Corp.	5,200	201,922
Koninklijke Vopak N.V.	2,875	201,876
Balfour Beatty plc	41,133	201,598
Ryanair Holdings plc ADR*	6,215	200,435
Atlantia SpA	12,902	200,291
Capita plc	16,022	200,195
Volvo AB — Class B	14,211	199,272
Deutsche Lufthansa AG	14,689	199,151
Ferrovial S.A.	15,301	199,091
Noble Group Ltd.	183,980	198,637
Andritz AG	3,484	197,314
IMI plc	13,584	197,253
LIXIL Group Corp.	8,260	197,105
Brenntag AG	1,539	196,986
Mabuchi Motor Company Ltd.	4,300	196,733
ABB Ltd.	10,485	196,676
Sulzer AG	1,350	196,670
Koninklijke Boskalis Westminster N.V.	5,433	196,402
Singapore Technologies Engineering Ltd.	68,000	196,148
Legrand S.A.	5,198	195,923
GS Yuasa Corp.	47,000	195,758
Prysmian SpA	10,972	195,710
ComfortDelGro Corporation Ltd.	139,830	195,407
Hopewell Holdings Ltd.	56,500	195,278
Weir Group plc	6,820	194,543
ACS Actividades de Construccion y Servicios S.A.	9,436	194,383
SembCorp Industries Ltd.	42,060	194,324
Wolseley plc	4,552	194,146
Keppel Corporation Ltd.	20,850	193,680
Wartsila Oyj Abp	5,592	193,670
SMC Corp.	1,200	193,464
Secom Company Ltd.	3,700	192,990
Toyota Tsusho Corp.	9,010	192,717
Scania AB — Class B	10,493	192,507
Assa Abloy AB — Class B	5,930	192,488
Alfa Laval AB	10,614	192,465
Siemens AG	1,927	192,192
Experian plc	11,547	191,813
Adecco S.A.	4,029	191,765
Obayashi Corp.	42,000	191,619
MTR Corporation Ltd.	50,420	191,170
Serco Group plc	20,394	190,787
Babcock International Group plc	12,740	190,549
Mitsubishi Logistics Corp.	16,000	190,491
Finmeccanica SpA*	40,074	190,341
International Consolidated Airlines Group S.A.*	79,138	190,179
Skanska AB — Class B	11,749	190,149
Taisei Corp.	66,000	189,466
Odakyu Electric Railway Company Ltd.	18,000	189,389
Mitsubishi Heavy Industries Ltd.	43,710	189,337
BAE Systems plc	36,030	189,035
FANUC Corp.	1,170	188,627
G4S plc	43,954	188,460
Geberit AG	866	188,319
Brambles Ltd.	25,843	188,183
Rolls-Royce Holdings plc	13,822	188,101
NWS Holdings Ltd.	117,000	188,007
Zardoya Otis S.A.	15,985	187,962
SKF AB — Class B	8,701	187,715
Safran S.A.	5,219	187,694
DSV A/S	8,344	187,555
Orkla ASA	24,685	187,480
Rexel S.A.	9,314	187,441
SembCorp Marine Ltd.	46,280	187,423
Melrose plc	47,939	187,360
Edenred	6,662	187,194
SGS S.A.	91	186,953
Thales S.A.	5,442	186,902
Intertek Group plc	4,225	186,815
Auckland International Airport Ltd.	85,983	186,711
Asahi Glass Company Ltd.	28,000	186,595
Fraport AG Frankfurt Airport Services Worldwide	3,225	186,521
Aggreko plc	4,990	186,244
Singapore Airlines Ltd.	21,280	186,230
Cobham plc	52,027	186,120
Qantas Airways Ltd.*	147,021	186,054
Bunzl plc	10,391	185,862
Randstad Holding N.V.	5,588	185,740
Hutchison Port Holdings Trust — Class U	256,000	185,600
Shimizu Corp.	55,060	185,580
East Japan Railway Co.	2,800	185,518
Cie de St.-Gobain	5,274	185,266
Neptune Orient Lines Ltd.*	201,000	185,076
Meggitt plc	28,999	184,822
Central Japan Railway Co.	2,100	184,621
Deutsche Post AG	9,414	183,888
Smiths Group plc	10,988	183,769
Kurita Water Industries Ltd.	8,290	183,691
Koninklijke Philips Electronics N.V.	7,841	182,938
Kinden Corp.	29,000	182,853
IHI Corp.	82,000	182,853
Kuehne + Nagel International AG	1,613	182,155
Kamigumi Company Ltd.	22,000	182,135
Yangzijiang Shipbuilding Holdings Ltd.	228,060	182,116
Orient Overseas International Ltd.	33,010	181,991

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Industrials - 18.6% (continued)
Zodiac Aerospace	1,861	$181,711
Ushio, Inc.	15,100	181,517
Keio Corp.	24,000	181,161
Sumitomo Corp.	13,410	180,965
Transurban Group	29,062	180,874
Sandvik AB	13,303	180,564
Cosco Corporation Singapore Ltd.	229,000	180,068
Metso Oyj	5,037	180,015
Nabtesco Corp.	9,800	179,974
Toppan Printing Company Ltd.	31,000	179,969
MAN SE	1,963	179,739
NGK Insulators Ltd.	15,000	179,739
Securitas AB — Class B	23,955	179,733
Cathay Pacific Airways Ltd.	110,410	179,695
Alstom S.A.	5,121	179,562
West Japan Railway Co.	4,200	179,508
Keikyu Corp.	19,000	179,213
Sydney Airport	54,673	179,209
Invensys plc	47,404	179,071
Mitsui & Company Ltd.	12,700	178,708
Marubeni Corp.	28,000	178,701
ITOCHU Corp.	17,600	178,413
Japan Steel Works Ltd.	32,000	178,393
Nippon Express Company Ltd.	47,000	178,290
Hochtief AG*	3,805	178,282
Tobu Railway Company Ltd.	33,000	177,624
Vinci S.A.	4,169	177,577
Toll Holdings Ltd.	38,793	177,457
Aeroports de Paris	2,224	177,371
Furukawa Electric Company Ltd.*	94,000	177,086
Leighton Holdings Ltd.	10,261	176,897
Tokyu Corp.	37,000	176,868
TOTO Ltd.	24,000	176,547
Mitsubishi Corp.	9,700	176,398
Fuji Electric Company Ltd.	86,000	175,240
Sumitomo Heavy Industries Ltd.	51,000	174,510
Dai Nippon Printing Company Ltd.	25,000	174,292
Groupe Eurotunnel S.A.	24,719	174,143
Kajima Corp.	63,700	173,883
Fiat Industrial SpA	17,753	173,503
Hankyu Hanshin Holdings, Inc.	32,000	173,062
Schneider Electric S.A.	2,923	172,998
Yamato Holdings Company Ltd.	10,910	172,815
Kintetsu Corp.	44,000	172,549
Asciano Ltd.	38,034	172,407
QR National Ltd.	48,599	171,902
Keisei Electric Railway Company Ltd.	19,000	171,665
Komatsu Ltd.	8,700	171,369
Daikin Industries Ltd.	6,600	171,111
Amada Company Ltd.	39,000	170,934
Kawasaki Kisen Kaisha Ltd.*	136,020	170,831
THK Company Ltd.	11,100	170,419
All Nippon Airways Company Ltd.	81,000	170,242
TNT Express N.V.	16,182	168,984
NSK Ltd.	29,000	168,358
Hitachi Construction Machinery Company Ltd.	10,400	168,335
Nidec Corp.	2,300	168,307
JTEKT Corp.	21,210	167,712
NTN Corp.	83,000	167,000
ALS Ltd.	18,712	166,730
Mitsui OSK Lines Ltd.	71,000	165,603
Sumitomo Electric Industries Ltd.	15,610	165,042
Sojitz Corp.	127,300	164,774
Vallourec S.A.	3,878	164,210
Hino Motors Ltd.	25,000	163,719
Bouygues S.A.	6,596	161,054
Kawasaki Heavy Industries Ltd.	81,000	160,900
Mitsubishi Electric Corp.	21,000	155,017
European Aeronautic Defence and Space Company N.V.	4,853	153,825
Nippon Yusen K.K.	85,000	150,327
AP Moeller - Maersk A/S — Class B	19	135,984
Schindler Holding AG - Participation Certificate	1,073	131,899
Atlas Copco AB — Class A	5,394	125,897
Atlas Copco AB — Class B	3,134	65,561
Schindler Holding AG	475	58,642
AP Moeller - Maersk A/S — Class A	8	54,223
Nippon Sheet Glass Company Ltd.	770	543
Total Industrials		33,109,142
Consumer Discretionary - 12.7%
Galaxy Entertainment Group Ltd.*	65,140	218,420
Yue Yuen Industrial Holdings Ltd.	62,600	210,710
Jardine Cycle & Carriage Ltd.	5,360	210,080
TUI Travel plc	54,942	207,546
Inditex S.A.	1,660	206,138
ABC-Mart, Inc.	4,600	203,383
Wynn Macau Ltd.	74,960	202,527
J Front Retailing Company Ltd.	36,000	202,075
Rinnai Corp.	2,700	201,384
Autogrill SpA	21,004	199,607
Whitbread plc	5,452	199,527
Sekisui House Ltd.	20,000	198,641
Cie Generale des Etablissements Michelin — Class B	2,502	196,006
Toho Company Ltd.	10,600	194,938
Carnival plc	5,287	194,768
ITV plc	135,923	193,862
Publicis Groupe S.A.	3,459	193,587
Namco Bandai Holdings, Inc.	11,420	193,480
SJM Holdings Ltd.	88,630	192,711
Electrolux AB	7,790	192,138
Husqvarna AB — Class B	37,591	191,787
Asics Corp.	14,210	191,761
Reed Elsevier N.V.	14,322	191,507
Kabel Deutschland Holding AG*	2,683	191,393
Adidas AG	2,329	191,073
Fuji Heavy Industries Ltd.	23,000	191,004
Sands China Ltd.	50,950	190,223
Singapore Press Holdings Ltd.	57,340	190,163
Wolters Kluwer N.V.	10,109	190,059
Reed Elsevier plc	19,848	189,524
Shimano, Inc.	2,600	189,261
MGM China Holdings Ltd.	109,323	189,205

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Consumer Discretionary - 12.7% (continued)
Eutelsat Communications S.A.	5,872	$188,766
Rakuten, Inc.	18,488	188,363
InterContinental Hotels Group plc	7,183	187,736
SKYCITY Entertainment Group Ltd.	59,914	187,705
SES S.A.	6,888	187,348
Genting Singapore plc	167,330	186,796
Shangri-La Asia Ltd.	96,270	186,727
Shimamura Company Ltd.	1,600	186,390
Suzuki Motor Corp.	9,600	186,390
WPP plc	13,714	186,300
Nokian Renkaat Oyj	4,576	186,121
Sony Corp.	15,800	186,085
Fast Retailing Company Ltd.	800	186,082
McDonald's Holdings Company Japan Ltd.	6,510	185,464
Hakuhodo DY Holdings, Inc.	2,750	185,377
Pearson plc	9,489	185,200
Oriental Land Company Ltd.	1,400	184,442
Benesse Holdings, Inc.	3,800	184,083
Daihatsu Motor Company Ltd.	11,000	183,545
Sanrio Company Ltd.	5,100	182,810
Jupiter Telecommunications Company Ltd.	180	182,699
Accor S.A.	5,468	182,384
Marks & Spencer Group plc	31,620	182,079
Crown Ltd.	19,268	181,877
GKN plc	52,407	181,726
Sankyo Company Ltd.	3,900	181,680
JCDecaux S.A.	7,984	181,196
Sekisui Chemical Company Ltd.	22,420	180,728
British Sky Broadcasting Group plc	15,016	180,231
Peugeot S.A.*	22,800	180,197
Dentsu, Inc.	7,100	180,161
Renault S.A.	3,822	179,373
Nikon Corp.	6,500	178,931
NGK Spark Plug Company Ltd.	17,000	178,867
USS Company Ltd.	1,690	178,681
Compass Group plc	16,192	178,662
Bridgestone Corp.	7,700	178,611
Mitsubishi Motors Corp.*	193,070	178,150
Next plc	3,195	177,893
Stanley Electric Company Ltd.	12,000	177,778
Luxottica Group SpA	5,023	177,708
Isetan Mitsukoshi Holdings Ltd.	17,010	177,446
Kingfisher plc	41,565	177,278
Cie Financiere Richemont S.A.	2,946	176,683
Fiat SpA*	33,098	176,602
Toyota Industries Corp.	6,300	176,413
Lagardere SCA	6,444	176,016
PPR	1,147	175,997
Pirelli & C. SpA	16,338	175,946
Yamaha Motor Company Ltd.	20,100	175,679
Continental AG	1,794	175,677
Toyota Motor Corp.	4,500	175,317
Casio Computer Company Ltd.	24,710	175,120
Mazda Motor Corp.*	150,000	174,933
Sumitomo Rubber Industries Ltd.	14,720	174,874
Hennes & Mauritz AB — Class B	5,007	173,962
Isuzu Motors Ltd.	36,000	173,933
Tatts Group Ltd.	61,821	173,782
Modern Times Group AB — Class B	3,914	172,874
Lifestyle International Holdings Ltd.	83,520	172,553
Axel Springer AG	3,978	172,381
Toyoda Gosei Company Ltd.	8,600	172,265
Sodexo	2,287	172,197
Honda Motor Company Ltd.	5,600	172,026
Panasonic Corp.	26,010	172,000
Nitori Holdings Company Ltd.	1,850	171,889
Takashimaya Company Ltd.	25,000	171,729
Hugo Boss AG	1,950	171,657
Tabcorp Holdings Ltd.	59,916	171,535
Echo Entertainment Group Ltd.	43,092	171,197
Li & Fung Ltd.	110,040	170,578
Marui Group Company Ltd.	24,000	170,088
Daimler AG — Class D	3,488	168,831
NOK Corp.	10,500	168,070
Mediaset SpA	89,478	167,998
Fairfax Media Ltd.	388,789	167,364
Yamaha Corp.	18,010	167,105
Sega Sammy Holdings, Inc.	8,800	167,023
Christian Dior S.A.	1,241	166,498
Denso Corp.	5,300	166,478
LVMH Moet Hennessy Louis Vuitton S.A.	1,091	164,039
Harvey Norman Holdings Ltd.	81,374	163,752
Sharp Corp.	66,000	163,245
Nissan Motor Company Ltd.	19,010	162,010
Koito Manufacturing Company Ltd.	14,000	161,835
Aisin Seiki Company Ltd.	5,600	159,323
Bayerische Motoren Werke AG	2,156	157,679
Toyota Boshoku Corp.	15,110	156,851
Yamada Denki Company Ltd.	3,570	156,699
NHK Spring Company Ltd.	17,800	152,839
OPAP S.A.	27,951	143,679
Swatch Group AG	352	140,439
Burberry Group plc	8,423	135,975
Swatch Group AG/REG	496	34,468
Volkswagen AG	172	28,779
Total Consumer Discretionary		22,611,436
Materials - 10.5%
Nippon Steel & Sumitomo Metal Corp.	172,759	354,242
Randgold Resources Ltd.	1,821	223,859
Lynas Corporation Ltd.*	265,083	217,224
Fresnillo plc	7,247	216,784
Imerys S.A.	3,685	216,227
Sumitomo Metal Mining Company Ltd.	17,000	214,596
Alumina Ltd.	239,664	211,311
Vedanta Resources plc	12,690	210,595
Israel Corporation Ltd.*	330	209,562

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Materials - 10.5% (continued)
Antofagasta plc	10,134	$206,295
Lafarge S.A.	3,825	206,009
Maruichi Steel Tube Ltd.	9,480	202,891
Kazakhmys plc	18,095	202,143
Mitsubishi Materials Corp.	64,000	201,769
Kansai Paint Company Ltd.	18,000	199,539
Nisshin Steel Company Ltd.	185,000	199,154
Boliden AB	11,937	199,008
Umicore S.A.	3,796	198,422
Teijin Ltd.	81,000	198,271
Newcrest Mining Ltd.	6,553	198,075
Lanxess AG	2,382	197,534
Linde AG	1,147	197,517
Arkema S.A.	2,097	196,347
Boral Ltd.	49,283	196,304
Fletcher Building Ltd.	33,978	196,284
Norsk Hydro ASA	41,875	196,187
Air Water, Inc.	16,000	196,027
Syngenta AG	523	195,483
Evraz plc	49,046	195,408
BASF SE	2,314	195,225
Israel Chemicals Ltd.*	16,048	194,563
Holmen AB — Class B	7,080	193,490
CRH plc	10,018	193,112
Shin-Etsu Chemical Company Ltd.	3,400	191,285
Nitto Denko Corp.	4,000	190,696
Koninklijke DSM N.V.	3,823	190,622
Amcor Ltd.	23,642	190,303
Sika AG	93	189,677
Rexam plc	26,980	189,376
Croda International plc	4,828	188,927
Xstrata plc	12,215	188,810
Air Liquide S.A.	1,523	188,773
Sims Metal Management Ltd.	18,996	188,768
Holcim Ltd.	2,956	188,284
Johnson Matthey plc	4,826	187,914
Solvay S.A.	1,622	187,724
Rio Tinto Ltd.	3,381	187,138
Rio Tinto plc	4,008	186,635
ThyssenKrupp AG	8,779	186,602
Voestalpine AG	6,234	186,583
Yara International ASA	3,699	185,310
Novozymes A/S — Class B	6,719	185,196
Acerinox S.A.	16,515	185,196
James Hardie Industries SE	20,487	184,883
BHP Billiton plc	5,936	184,419
Taiyo Nippon Sanso Corp.	35,000	184,352
UPM-Kymmene Oyj	16,255	183,721
Givaudan S.A.	193	183,167
HeidelbergCement AG	3,488	182,749
Stora Enso Oyj — Class R	29,407	182,681
OZ Minerals Ltd.	26,074	182,563
Yamato Kogyo Company Ltd.	6,180	182,398
Salzgitter AG	4,705	181,785
Orica Ltd.	7,043	181,691
BHP Billiton Ltd.	5,286	181,162
Anglo American plc	6,149	180,316
Iluka Resources Ltd.	17,478	180,029
Daicel Corp.	30,000	179,931
Akzo Nobel N.V.	3,180	179,770
Kobe Steel Ltd.*	226,040	179,604
JFE Holdings, Inc.	13,600	179,521
Eurasian Natural Resources Corp. plc	36,007	179,439
Taiheiyo Cement Corp.	83,000	178,701
K+S AG	3,629	178,454
Wacker Chemie AG	2,778	178,357
Incitec Pivot Ltd.	57,551	177,897
Kuraray Company Ltd.	15,630	177,673
Toray Industries, Inc.	30,000	177,624
Asahi Kasei Corp.	34,000	175,599
JSR Corp.	10,700	175,522
Sumitomo Chemical Company Ltd.	68,000	173,420
Mitsubishi Chemical Holdings Corp.	45,010	172,472
Toyo Seikan Kaisha Ltd.	16,110	172,393
ArcelorMittal	11,953	171,426
Oji Holdings Corp.	56,000	170,806
Kaneka Corp.	35,000	168,653
Mitsui Chemicals, Inc.	86,000	168,627
Ube Industries Ltd.	78,000	167,935
Hitachi Chemical Company Ltd.	12,400	167,653
Denki Kagaku Kogyo K.K.	54,000	167,474
SSAB AB — Class A	23,453	166,647
Glencore International plc	29,875	165,471
Showa Denko K.K.	104,000	165,270
Lonmin plc	18,209	163,733
Nippon Paper Group, Inc.	13,800	162,884
Fortescue Metals Group Ltd.	44,860	162,400
Daido Steel Company Ltd.	34,000	158,170
Tosoh Corp.	82,850	157,142
Mitsubishi Gas Chemical Company, Inc.	31,000	155,735
Hitachi Metals Ltd.	17,000	151,634
Total Materials		18,777,229
Consumer Staples - 7.0%
Yakult Honsha Company Ltd.	4,300	203,897
Toyo Suisan Kaisha Ltd.	8,140	203,630
Kirin Holdings Company Ltd.	15,000	200,692
Kerry Group plc — Class A	3,847	197,010
J Sainsbury plc	34,637	194,252
MEIJI Holdings Company Ltd.	3,900	193,676
Suedzucker AG	5,466	193,521
Svenska Cellulosa AB — Class B	10,384	192,878
Ajinomoto Company, Inc.	12,280	192,627
Heineken N.V.	3,229	192,499
Distribuidora Internacional de Alimentacion S.A.	34,821	192,194
Kesko Oyj — Class B	6,778	192,064
Kikkoman Corp.	14,000	191,439
DE Master Blenders 1753 N.V.*	15,880	191,319
Yamazaki Baking Company Ltd.	14,280	191,242
Olam International Ltd.	114,410	191,114
WM Morrison Supermarkets plc	41,385	190,473
Heineken Holding N.V.	3,891	188,987
Wilmar International Ltd.	71,280	188,767
Tate & Lyle plc	17,581	188,738

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Consumer Staples - 7.0% (continued)
Asahi Group Holdings Ltd.	7,650	$188,627
Diageo plc	6,689	187,836
Carrefour S.A.	9,032	187,337
Coca Cola Hellenic Bottling Company S.A.	10,035	187,250
FamilyMart Company Ltd.	3,800	187,005
Carlsberg A/S — Class B	2,098	185,886
Nissin Foods Holdings Company Ltd.	4,740	185,882
Jeronimo Martins SGPS S.A.	11,069	184,709
Nisshin Seifun Group, Inc.	15,010	184,667
Anheuser-Busch InBev N.V.	2,171	184,611
Lawson, Inc.	2,400	184,544
Pernod-Ricard S.A.	1,642	184,236
Unilever N.V.	5,196	183,828
Nestle S.A.	2,907	183,308
Beiersdorf AG	2,498	183,301
Unilever plc	5,036	183,083
Japan Tobacco, Inc.	6,099	183,056
Unicharm Corp.	3,180	182,576
Koninklijke Ahold N.V.	14,563	182,414
Reckitt Benckiser Group plc	3,168	182,271
Remy Cointreau S.A.	1,578	181,496
Wesfarmers Ltd.	5,101	181,277
Metro AG	6,051	180,990
SABMiller plc	4,109	180,393
Woolworths Ltd.	6,045	180,337
TESCO plc	33,637	180,281
Casino Guichard Perrachon S.A.	2,036	180,248
Coca-Cola Amatil Ltd.	12,798	180,012
Kao Corp.	6,100	179,803
Nippon Meat Packers, Inc.	14,000	179,777
Associated British Foods plc	8,639	179,628
Swedish Match AB	4,438	179,464
Coca-Cola West Company Ltd.	10,800	179,100
Aryzta AG	3,712	178,019
British American Tobacco plc	3,467	177,925
Barry Callebaut AG	191	177,207
L'Oreal S.A.	1,431	177,020
Metcash Ltd.	48,197	176,980
Danone S.A.	2,851	175,534
Imperial Tobacco Group plc	4,707	174,086
Shiseido Company Ltd.	12,600	172,941
Aeon Company Ltd.	15,210	172,119
Seven & I Holdings Company Ltd.	5,600	172,026
Golden Agri-Resources Ltd.	318,290	171,175
Delhaize Group S.A.	4,410	170,274
Colruyt S.A.	3,832	166,916
Lindt & Spruengli AG	3	108,304
Lindt & Spruengli AG - Participation Certificate	24	75,950
Henkel AG & Company KGaA	1,083	70,660
Total Consumer Staples		12,427,388
Information Technology - 6.4%
AtoS	3,096	215,804
Gemalto N.V.	2,444	214,986
Capital Gemini S.A.	4,957	209,740
Yahoo Japan Corp.	533	203,077
Nintendo Company Ltd.	1,600	202,793
Hirose Electric Company Ltd.	1,800	201,846
Oracle Corporation Japan	3,900	201,173
Dena Company Ltd.	6,000	199,308
Nippon Electric Glass Company Ltd.	36,000	198,847
ASM Pacific Technology Ltd.	16,800	198,785
SAP AG	2,791	197,663
Gree, Inc.	10,780	197,419
Dassault Systemes S.A.	1,875	197,006
Hexagon AB — Class B	9,189	196,984
NICE Systems Ltd.*	5,928	196,546
Sage Group plc	38,743	196,014
Ricoh Company Ltd.	23,000	194,246
Amadeus IT Holding S.A. — Class A	8,281	192,938
Otsuka Corp.	2,100	188,389
NTT Data Corp.	60	188,312
United Internet AG	9,169	186,997
Shimadzu Corp.	26,640	186,750
Murata Manufacturing Company Ltd.	3,500	186,371
ARM Holdings plc	19,916	184,708
Konica Minolta Holdings, Inc.	24,010	184,621
Kyocera Corp.	2,110	182,796
Yaskawa Electric Corp.	27,000	180,969
Keyence Corp.	700	179,418
Nomura Research Institute Ltd.	8,700	179,396
Yokogawa Electric Corp.	15,480	178,943
Trend Micro, Inc.	6,400	178,803
Rohm Company Ltd.	5,300	178,501
Hamamatsu Photonics K.K.	5,180	177,977
Itochu Techno-Solutions Corp.	3,400	176,906
Computershare Ltd.	20,510	176,581
Toshiba Corp.	55,000	176,215
Hitachi High-Technologies Corp.	7,300	176,162
FUJIFILM Holdings Corp.	10,500	176,009
Konami Corp.	7,710	175,187
Omron Corp.	9,100	174,933
Foxconn International Holdings Ltd.*	531,150	174,673
Nexon Company Ltd.*	12,669	174,213
Telefonaktiebolaget LM Ericsson — Class B	19,065	173,725
Hoya Corp.	7,900	173,632
ASML Holding N.V.	3,235	172,902
Alcatel-Lucent*	156,393	172,642
Hitachi Ltd.	31,000	172,421
Ibiden Company Ltd.	11,600	169,622
Canon, Inc.	5,300	169,467
Fujitsu Ltd.	45,000	168,973
STMicroelectronics N.V.	31,278	168,539
TDK Corp.	4,500	167,589
Citizen Holdings Company Ltd.	32,510	165,404
Brother Industries Ltd.	17,610	163,394
Advantest Corp.	12,500	162,598
Infineon Technologies AG	25,622	162,593

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Information Technology - 6.4% (continued)
Tokyo Electron Ltd.	3,800	$161,925
Mellanox Technologies Ltd.*	1,546	160,207
Square Enix Holdings Company Ltd.	10,410	158,892
Sumco Corp.*	23,460	158,144
Seiko Epson Corp.	25,880	157,874
Nokia Oyj	58,410	150,876
NEC Corp.*	90,000	143,022
Elpida Memory, Inc.*,†††,1	50,900	652
Total Information Technology		11,394,098
Health Care - 5.7%
Grifols S.A.*	6,448	212,959
Lonza Group AG	3,998	209,123
Straumann Holding AG	1,570	208,852
Sonova Holding AG	2,042	206,390
UCB S.A.	3,740	205,659
Bayer AG	2,345	201,396
Fresenius SE & Company KGaA	1,727	200,498
Merck KGaA	1,601	197,515
Cie Generale d'Optique Essilor International S.A.	2,099	196,561
Actelion Ltd.	3,923	196,398
Coloplast A/S — Class B	936	194,904
CSL Ltd.	4,071	194,249
Kyowa Hakko Kirin Company Ltd.	16,000	193,362
William Demant Holding A/S*	2,150	192,717
Orion Oyj — Class B	8,931	191,096
Elekta AB — Class B	14,448	190,826
Chugai Pharmaceutical Company Ltd.	9,100	190,677
Hisamitsu Pharmaceutical Company, Inc.	3,430	189,676
Smith & Nephew plc	17,173	189,487
Shionogi & Company Ltd.	12,400	189,425
QIAGEN N.V.*	10,293	189,418
Sysmex Corp.	3,920	188,640
Sanofi	2,212	188,609
Tsumura & Co.	6,000	188,543
Astellas Pharma, Inc.	3,700	188,011
Fresenius Medical Care AG & Co. KGaA	2,562	187,866
Taisho Pharmaceutical Holdings Company Ltd.	2,300	187,761
Miraca Holdings, Inc.	4,180	187,760
Santen Pharmaceutical Company Ltd.	4,080	187,712
Getinge AB — Class B	6,213	187,485
Novartis AG	3,061	187,323
Otsuka Holdings Company Ltd.	6,030	187,013
Roche Holding AG	993	185,526
AstraZeneca plc	3,867	184,470
Mitsubishi Tanabe Pharma Corp.	12,100	184,066
Celesio AG	10,322	184,049
Teva Pharmaceutical Industries Ltd.*	4,529	183,800
Sonic Healthcare Ltd.	13,066	183,646
Novo Nordisk A/S — Class B	1,161	183,418
Alfresa Holdings Corp.	3,700	182,795
GlaxoSmithKline plc	7,912	182,329
Takeda Pharmaceutical Company Ltd.	3,900	179,681
Suzuken Company Ltd.	5,400	179,585
Cochlear Ltd.	2,576	179,429
Dainippon Sumitomo Pharma Company Ltd.	16,310	179,341
Ono Pharmaceutical Company Ltd.	2,910	179,195
Eisai Company Ltd.	3,960	178,639
Daiichi Sankyo Company Ltd.	10,800	178,547
Olympus Corp.*	9,130	177,850
Shire plc	5,975	174,876
Ramsay Health Care Ltd.	6,990	174,161
Medipal Holdings Corp.	12,610	173,563
Terumo Corp.	3,940	169,658
Elan Corporation plc*	15,567	167,843
Total Health Care		10,154,378
Utilities - 4.7%
Acciona S.A.	3,753	213,609
Contact Energy Ltd.*	48,156	210,736
Tohoku Electric Power Company, Inc.*	26,010	209,333
Iberdrola S.A.	45,600	206,743
Gas Natural SDG S.A.	14,482	204,997
Electric Power Development Company Ltd.	7,700	202,688
Chubu Electric Power Company, Inc.	15,510	202,149
EDP - Energias de Portugal S.A.	73,094	201,205
Enel SpA	56,228	198,856
Red Electrica Corporation S.A.	4,174	197,905
Hokuriku Electric Power Co.	16,300	197,823
Power Assets Holdings Ltd.	23,100	196,172
Terna Rete Elettrica Nazionale SpA	52,320	194,986
Hong Kong & China Gas Company Ltd.	76,820	194,772
Snam SpA	43,658	193,562
Enagas S.A.	9,784	193,002
Toho Gas Company Ltd.	29,000	192,887
Tokyo Gas Company Ltd.	35,000	192,875
SSE plc	8,454	189,974
Osaka Gas Company Ltd.	43,000	189,568
Fortum Oyj	10,285	189,403
E.ON AG	7,971	189,147
Verbund AG	9,114	188,570
CLP Holdings Ltd.	22,140	188,162
Kansai Electric Power Company, Inc.	24,000	187,620
Kyushu Electric Power Company, Inc.	22,710	187,431
SP AusNet	172,369	186,843
Enel Green Power SpA	109,975	185,989
United Utilities Group plc	16,078	185,710
Centrica plc	35,018	185,251
Chugoku Electric Power Company, Inc.	13,910	184,861
Electricite de France S.A.	8,763	183,616
National Grid plc	16,650	183,447

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Utilities - 4.7% (continued)
RWE AG	4,081	$182,587
Cheung Kong Infrastructure Holdings Ltd.	30,080	182,130
Veolia Environnement S.A.	16,780	181,051
Suez Environnement Co.	15,957	180,845
APA Group	36,525	179,585
Severn Trent plc	6,604	178,893
Tokyo Electric Power Company, Inc.*	108,820	178,508
Hokkaido Electric Power Company, Inc.	21,600	175,502
AGL Energy Ltd.	11,229	174,367
GDF Suez	7,311	163,479
Shikoku Electric Power Company, Inc.	14,200	160,326
Total Utilities		8,347,165
Energy - 3.9%
Neste Oil Oyj	16,981	222,588
Petrofac Ltd.	7,857	202,179
Fugro N.V.	2,918	198,445
Cie Generale de Geophysique - Veritas*	6,284	197,851
WorleyParsons Ltd.	6,678	195,966
Galp Energia SGPS S.A. — Class B	12,082	195,946
Caltex Australia Ltd.	11,375	195,040
Lundin Petroleum AB*	7,976	194,419
JX Holdings, Inc.	35,410	193,773
OMV AG	5,526	193,408
AMEC plc	10,448	193,122
Repsol S.A.	9,952	192,991
Aker Solutions ASA	10,186	192,915
Technip S.A.	1,697	188,662
Idemitsu Kosan Company Ltd.	2,300	188,645
Japan Petroleum Exploration Co.	4,670	187,327
Inpex Corp.	31	184,935
Saipem SpA	3,847	184,749
SBM Offshore N.V.*	12,960	184,703
TonenGeneral Sekiyu K.K.	21,280	184,628
Statoil ASA	7,140	184,331
Tullow Oil plc	8,331	184,117
Total S.A.	3,683	182,695
Subsea 7 S.A.	7,893	182,140
BP plc	25,823	181,943
Eni SpA	8,272	180,928
Showa Shell Sekiyu K.K.	33,800	179,331
Tenaris S.A.	8,785	179,279
Santos Ltd.	15,174	178,805
BG Group plc	8,859	178,767
Origin Energy Ltd.	14,789	173,654
Woodside Petroleum Ltd.	5,049	173,563
Seadrill Ltd.	4,428	172,904
Cosmo Oil Company Ltd.	93,000	171,626
Transocean Ltd.	3,720	165,943
Whitehaven Coal Ltd.	52,070	155,014
Royal Dutch Shell plc — Class A	2,954	102,147
Royal Dutch Shell plc — Class B	2,114	75,011
Total Energy		6,874,490
Telecommunication Services - 3.3%
Telenet Group Holding N.V.	4,661	208,746
TDC A/S	27,318	199,002
Telenor ASA	10,089	196,713
Iliad S.A.	1,200	195,386
BT Group plc	52,264	194,646
Millicom International Cellular S.A.	2,097	194,597
KDDI Corp.	2,500	194,156
Elisa Oyj	8,581	193,973
StarHub Ltd.	63,980	193,937
PCCW Ltd.	474,210	193,865
Tele2 AB — Class B	10,614	192,627
Inmarsat plc	20,144	191,701
Telstra Corporation Ltd.	46,531	189,203
Telefonica S.A.	14,160	188,794
Bezeq The Israeli Telecommunication Corporation Ltd.*	162,154	188,315
TeliaSonera AB	26,028	187,361
Portugal Telecom SGPS S.A.	37,829	187,018
Belgacom S.A.	6,119	186,759
Deutsche Telekom AG	15,173	186,701
Softbank Corp.	4,600	186,287
Nippon Telegraph & Telephone Corp.	3,900	185,928
Telecom Corporation of New Zealand Ltd.	92,516	182,494
Vivendi S.A.	9,323	181,811
Mobistar S.A.	5,669	178,852
Swisscom AG	443	178,065
Singapore Telecommunications Ltd.	68,060	177,466
Vodafone Group plc	62,010	175,934
NTT DOCOMO, Inc.	105	170,358
Telekom Austria AG	23,768	167,993
Koninklijke KPN N.V.	21,084	161,107
France Telecom S.A.	12,777	154,148
Telecom Italia SpA	127,508	127,811
Telecom Italia SpA - Savings Shares	81,814	71,652
HKT Trust / HKT Ltd.	95	81
Total Telecommunication Services		5,963,487
Total Common Stocks
(Cost $184,946,404)		168,586,413
PREFERRED STOCKS† - 0.4%
Porsche Automobil Holding SE	3,428	205,045
ProSiebenSat.1 Media AG	7,947	200,220
Volkswagen AG	845	154,145
Henkel AG & Company KGaA	1,486	118,189
Bayerische Motoren Werke AG	340	17,451
RWE AG	325	12,956
Total Preferred Stocks
(Cost $658,382)		708,006
RIGHTS† - 0.0%
Cie Generale de Geophysique - Veritas
Expires 10/12/12*	6,284	10,143
Total Rights
(Cost $8,022)		10,143

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.9%
Vanguard MSCI EAFE ETF	222,260	$7,305,687
iShares MSCI Japan Index Fund	125,088	1,145,806
iShares MSCI Singapore Index Fund	11,325	151,868
iShares MSCI Hong Kong Index Fund	8,175	148,785
Total Exchange Traded Funds
(Cost $8,708,324)		8,752,146
Total Investments - 100.0%
(Cost $194,321,132)		$178,056,708
Other Assets & Liabilities, net - 0.0%		(39,287)
Total Net Assets - 100.0%		$178,017,421

INVESTMENT CONCENTRATION

At September 30, 2012, the investment diversification of the Series was as follows:

Country	Value	% of Net Assets
Japan	$57,522,595	32.3%
Britain	18,372,221	10.3%
France	12,735,489	7.2%
Australia	12,159,032	6.8%
United States	9,135,817	5.1%
Germany	8,880,769	5.0%
Hong Kong	7,756,441	4.4%
Switzerland	7,718,188	4.3%
Sweden	6,227,408	3.5%
Singapore	5,721,209	3.2%
Netherlands	4,852,732	2.7%
Italy	4,518,373	2.5%
Spain	4,517,009	2.5%
Finland	2,682,267	1.5%
Belgium	2,280,172	1.3%
Israel	1,994,829	1.1%
Austria	1,709,821	1.0%
Norway	1,708,951	1.0%
Denmark	1,706,869	1.0%
Other	5,856,516	3.3%
Total Investments	$178,056,708	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except otherwise noted— See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
PREFERRED STOCKS - 0.2%
Woodbourne Capital
Trust IV*,†††,1,2,3,4,5	300,000	$43,744
Woodbourne Capital
Trust III*,†††,1,2,3,4,5	300,000	43,745
Woodbourne Capital
Trust II*,†††,1,2,3,4,5	300,000	43,745
Woodbourne Capital
Trust I *,†††,1,2,3,4,5	300,000	43,745
Total Preferred Stocks
(Cost $1,205,796)		174,979

	Face Amount
CORPORATE BONDS†† - 89.2%
Financials - 26.8%
Ford Motor Credit Company LLC
5.00% due 05/15/18	$2,000,000	2,183,446
3.88% due 01/15/15	2,000,000	2,090,190
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,119,937
6.30% due 04/23/19	1,000,000	1,229,321
General Electric Capital Corp.
2.80% due 01/08/13	2,000,000	2,012,674
3.35% due 10/17/16	750,000	807,477
7.13% due 12/15/49[2,3]	230,000	256,317
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,322,506
6.38% due 08/12/14	500,000	544,109
4.75% due 05/19/15	500,000	538,244
American Express Credit Corp.
2.38% due 03/24/17	2,000,000	2,103,698
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	1,750,000	1,714,999
New York Life Global Funding
2.45% due 07/14/16[4,5]	1,500,000	1,564,440
ING US, Inc.
5.50% due 07/15/22[4,5]	1,300,000	1,356,139
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,100,000	1,149,440
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,016,150
US Bancorp
2.95% due 07/15/22	1,000,000	1,009,514
John Deere Capital Corp.
0.88% due 04/17/15	1,000,000	1,006,969
Macquarie Group Ltd.
6.25% due 01/14/21[4,5]	550,000	594,990
7.63% due 08/13/19[4,5]	300,000	347,790
Infinity Property & Casualty Corp.
5.00% due 09/19/22	900,000	936,738
Nuveen Investments, Inc.
9.13% due 10/15/17[4,5]	750,000	744,375
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[4,5]	500,000	508,750
USAA Capital Corp.
1.05% due 09/30/14[4,5]	500,000	503,257
CNO Financial Group, Inc.
6.38% due 10/01/20[4,5]	450,000	459,000
Serta Simmons Holdings LLC
8.13% due 10/01/20[4,5]	400,000	405,000
Hub International Ltd.
8.13% due 10/15/18[4,5]	400,000	405,000
Torchmark Corp.
7.88% due 05/15/23	250,000	307,307
Residential Capital LLC
8.50% due 06/01/12[6]	650,000	162,500
Hospitality Properties Trust
5.00% due 08/15/22	100,000	105,054
Entertainment Properties Trust
5.75% due 08/15/22	100,000	103,834
Total Financials		29,609,165
Information Technology - 12.8%
Amphenol Corp.
4.00% due 02/01/22	3,000,000	3,166,692
4.75% due 11/15/14	2,000,000	2,146,184
Broadcom Corp.
2.70% due 11/01/18	2,000,000	2,143,480
Computer Sciences Corp.
4.45% due 09/15/22	1,600,000	1,601,635
Cisco Systems, Inc.
4.45% due 01/15/20	1,250,000	1,467,029
Texas Instruments, Inc.
2.38% due 05/16/16	1,200,000	1,268,966
First Data Corp.
6.75% due 11/01/20[4,5]	750,000	745,312
8.75% due 01/15/22[4,5]	250,000	251,875
Altera Corp.
1.75% due 05/15/17	500,000	513,176
International Business Machines Corp.
1.25% due 02/06/17	500,000	508,249
ViaSat, Inc.
6.88% due 06/15/20[4,5]	300,000	310,500
Total Information Technology		14,123,098
Consumer Discretionary - 10.8%
Omnicom Group, Inc.
6.25% due 07/15/19	3,000,000	3,679,518
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,438,746
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,821,930
Sabre, Inc.
8.50% due 05/15/19[4,5]	1,000,000	1,027,500
Walt Disney Co.
1.35% due 08/16/16	1,000,000	1,022,761
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00% due 02/15/20[4,5]	920,000	929,200
Wolverine World Wide, Inc.
6.13% due 10/15/20[4,5]	500,000	515,000
Stanadyne Corp.
10.00% due 08/15/14	180,000	167,850

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 89.2% (continued)
Consumer Discretionary - 10.8% (continued)
GRD Holdings III Corp.
10.75% due 06/01/19[4,5]	$125,000	$125,313
Yonkers Racing Corp.
11.38% due 07/15/16[4,5]	100,000	108,000
Jacobs Entertainment, Inc.
9.75% due 06/15/14	75,000	75,000
Total Consumer Discretionary		11,910,818
Industrials - 9.1%
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	4,000,000	4,134,216
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	2,158,710
Asciano Finance Ltd.
4.63% due 09/23/20[4,5]	1,350,000	1,380,522
Continental Airlines 2012-2 Class A Pass Thru Certificates
4.00% due 10/29/24	1,100,000	1,126,125
Verisk Analytics, Inc.
4.13% due 09/12/22	700,000	711,303
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[4,5]	500,000	499,119
Total Industrials		10,009,995
Materials - 8.7%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,649,956
5.20% due 03/15/17	1,000,000	1,171,777
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,627,048
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,5]	1,100,000	1,107,417
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	1,069,244
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,064,609
IAMGOLD Corp.
6.75% due 10/01/20[4,5]	1,000,000	980,000
Total Materials		9,670,051
Consumer Staples - 7.5%
Colgate-Palmolive Co.
1.30% due 01/15/17	2,000,000	2,045,254
Heineken N.V.
3.40% due 04/01/22[4,5]	1,500,000	1,562,234
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,432,316
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	1,000,000	1,012,214
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20[4,5]	1,000,000	1,000,000
Coca-Cola Co.
1.80% due 09/01/16	500,000	520,945
Procter & Gamble Co.
2.30% due 02/06/22	500,000	511,129
Energizer Holdings, Inc.
4.70% due 05/24/22	250,000	265,170
Total Consumer Staples		8,349,262
Energy - 3.9%
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19[4,5]	1,000,000	982,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[4,5]	550,000	569,250
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4,5]	500,000	521,250
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4,5]	375,000	382,500
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20[4,5]	350,000	358,750
Bristow Group, Inc.
6.25% due 10/15/22	300,000	307,125
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4,5]	250,000	260,000
QEP Resources, Inc.
5.25% due 05/01/23	250,000	255,625
Drill Rigs Holdings, Inc.
6.50% due 10/01/17[4,5]	250,000	248,438
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	200,000	206,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20[4,5]	150,000	154,875
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	111,650
Total Energy		4,358,463
Utilities - 3.8%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,582,099
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	666,718
Total Utilities		4,248,817
Health Care - 3.5%
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,149,607

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 89.2% (continued)
Health Care - 3.5% (continued)
Novartis Securities Investment Ltd.
5.13% due 02/10/19	$1,000,000	$1,201,620
Medtronic, Inc.
3.00% due 03/15/15	500,000	528,789
Total Health Care		3,880,016
Telecommunication Services - 2.3%
AT&T, Inc.
1.70% due 06/01/17	1,000,000	1,029,858
Univision Communications, Inc.
6.75% due 09/15/22[4,5]	1,000,000	1,000,000
Open Solutions, Inc.
9.75% due 02/01/15[4,5]	450,000	382,500
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	120,000	132,600
Total Telecommunication Services		2,544,958
Total Corporate Bonds
(Cost $93,309,004)		98,704,643
ASSET BACKED SECURITIES†† - 9.1%
West Coast Funding Ltd.
0.43% due 11/02/41[2,4,5]	2,470,049	2,287,981
Willis Engine Securitization Trust
5.50% due 09/15/37[4,5]	2,250,000	2,255,918
KKR Financial CLO 2007-1 Corp.
1.88% due 05/15/21[2,4,5]	1,750,000	1,531,080
2.68% due 05/15/21[2,4,5]	500,000	444,980
Grayson CLO Ltd.
0.85% due 11/01/21[2,4,5]	1,250,000	1,021,675
ICE EM CLO
1.32% due 08/15/22[2,4,5]	750,000	619,665
Jasper CLO Ltd.
1.02% due 08/01/17[2,4,5]	700,000	614,621
Golub Capital Partners Fundings Ltd.
1.14% due 03/15/22[2,4,5]	500,000	416,425
Latitude CLO II Corp.
1.19% due 12/15/18[2,4,5]	500,000	412,610
Eastland CLO Ltd.
0.84% due 05/01/22[2,4,5]	400,000	316,736
Westwood CDO Ltd.
1.04% due 03/25/21[2,4,5]	300,000	249,003
Carlyle Global Market Strategies
0.00% due 10/04/24[4,5]	250,000	242,198
Credit-Based Asset Servicing and Securitization LLC
0.48% due 08/25/35[2]	146,818	139,798
Total Asset Backed Securities
(Cost $10,066,768)		10,107,710
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
HomeBanc Mortgage Trust
2006-1, 2.82% due 04/25/37[2]	1,047,821	670,975
Chase Mortgage Finance Corp.
2005-A1 2A2,2.73% due 12/25/35[2]	98,095	86,134
JP Morgan Mortgage Trust
2006-A3, 2.86% due 04/25/36[2]	95,868	77,738
Fannie Mae[7]
1990-68, 6.95% due 07/25/20	1,407	1,563
1990-103, 7.50% due 09/25/20	424	469
Freddie Mac[7]
1990-188,7.00% due 09/15/21	617	692
Total Collateralized Mortgage Obligations
(Cost $1,247,295)		837,571
SENIOR FLOATING RATE INTERESTS†† - 0.4%
Bank Loans - 0.4%
Ollie's Bargain Outlet
due 09/27/19[8]	450,000	441,000
Total Senior Floating Rate Interests
(Cost $441,000)		441,000
MORTGAGE BACKED SECURITIES†† - 0.0%
Ginnie Mae
#518436, 7.25% due 09/15/29[2]	17,072	20,500
Total Mortgage Backed Securities
(Cost $16,987)		20,500
Total Investments - 99.7%
(Cost $106,286,850)		$110,286,403
Other Assets & Liabilities, net - 0.3%		301,288
Total Net Assets - 100.0%		$110,587,691

*	Non-income producing security.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2012.
[3]	Perpetual maturity.
[4]	Security was acquired through a private placement.
[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $34,148,687 (cost $34,950,300), or 30.9% of total net assets.
[6]	Security is in default of interest and/or principal obligations.

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[8]	Security with no rate was unsettled at September 30, 2012.

plc	Public Limited Company

Series J (Mid Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 87.3%
Information Technology - 18.8%
IAC/InterActiveCorp	65,180	$3,393,271
Nuance Communications, Inc.*	125,970	3,135,393
Alliance Data Systems Corp.*	19,761	2,805,074
Broadcom Corp. — Class A	67,800	2,344,524
Avago Technologies Ltd.	65,950	2,299,347
Cadence Design Systems, Inc.*	176,370	2,269,000
Intuit, Inc.	36,400	2,143,232
Juniper Networks, Inc.*	109,500	1,873,545
Adobe Systems, Inc.*	56,200	1,824,252
Yahoo!, Inc.*	109,650	1,751,659
Citrix Systems, Inc.*	13,400	1,026,038
Teradata Corp.*	11,975	903,035
F5 Networks, Inc.*	4,500	471,150
NetApp, Inc.*	13,200	434,016
VeriFone Systems, Inc.*	8,225	229,066
Total Information Technology		26,902,602
Consumer Discretionary - 18.9%
Wyndham Worldwide Corp.	57,550	3,020,224
Jarden Corp.	56,275	2,973,570
Omnicom Group, Inc.	56,400	2,907,984
Macy's, Inc.	66,350	2,496,087
Newell Rubbermaid, Inc.	119,700	2,285,073
Dick's Sporting Goods, Inc.	36,950	1,915,858
Penn National Gaming, Inc.*	44,095	1,900,494
Urban Outfitters, Inc.*	36,900	1,385,964
Ross Stores, Inc.	18,550	1,198,330
Fossil, Inc.*	13,780	1,167,166
Las Vegas Sands Corp.	25,050	1,161,569
AutoZone, Inc.*	3,000	1,109,010
Life Time Fitness, Inc.*	22,850	1,045,159
Bed Bath & Beyond, Inc.*	15,900	1,001,700
BorgWarner, Inc.*	10,300	711,833
Chipotle Mexican Grill, Inc. — Class A*	1,770	562,046
Total Consumer Discretionary		26,842,067
Health Care - 13.1%
Covidien plc	55,900	3,321,577
Endo Health Solutions, Inc.*	81,800	2,594,696
Teva Pharmaceutical Industries Ltd. ADR	53,255	2,205,290
Cooper Companies, Inc.	21,920	2,070,563
Alexion Pharmaceuticals, Inc.*	13,300	1,521,520
CareFusion Corp.*	52,700	1,496,153
Thermo Fisher Scientific, Inc.	21,900	1,288,377
Vertex Pharmaceuticals, Inc.*	19,350	1,082,633
Agilent Technologies, Inc.	24,990	960,866
Regeneron Pharmaceuticals, Inc.*	5,750	877,795
Dynavax Technologies Corp.*	159,200	757,792
Illumina, Inc.*	9,300	448,260
Total Health Care		18,625,522
Industrials - 11.9%
Stanley Black & Decker, Inc.	41,230	3,143,788
Union Pacific Corp.	23,421	2,780,073
Triumph Group, Inc.	43,300	2,707,548
Precision Castparts Corp.	12,750	2,082,585
Hubbell, Inc. — Class B	23,550	1,901,426
Regal-Beloit Corp.	24,750	1,744,380
AMETEK, Inc.	20,530	727,789
WESCO International, Inc.*	12,400	709,280
Joy Global, Inc.	12,480	699,629
IHS, Inc. — Class A*	3,830	372,851
Total Industrials		16,869,349
Materials - 8.9%
Ashland, Inc.	68,000	4,868,800
Ball Corp.	66,262	2,803,545
Airgas, Inc.	24,150	1,987,545
CF Industries Holdings, Inc.	6,950	1,544,568
FMC Corp.	25,300	1,401,114
Total Materials		12,605,572
Energy - 6.4%
Ensco plc — Class A	50,050	2,730,728
Oil States International, Inc.*	30,375	2,413,598
Pioneer Natural Resources Co.	22,950	2,395,979
Concho Resources, Inc.*	8,050	762,738
Energy XXI Bermuda Ltd.	21,057	735,942
Total Energy		9,038,985
Financials - 5.8%
MetLife, Inc.	66,950	2,307,097
Discover Financial Services	57,100	2,268,583
KeyCorp	252,350	2,205,539
T. Rowe Price Group, Inc.	22,650	1,433,745
Total Financials		8,214,964
Consumer Staples - 3.5%
Dr Pepper Snapple Group, Inc.	45,705	2,035,244
General Mills, Inc.	37,800	1,506,330
Whole Foods Market, Inc.	14,300	1,392,820
Total Consumer Staples		4,934,394
Total Common Stocks
(Cost $114,371,566)		124,033,455
EXCHANGE TRADED FUNDS† - 7.2%
iShares Russell Midcap Growth Index Fund	116,515	7,241,407
Financial Select Sector SPDR Fund	187,200	2,920,320
Total Exchange Traded Funds
(Cost $9,702,557)		10,161,727

	Face Amount
REPURCHASE AGREEMENT††,1 - 5.5%
UMB Financial Corp. issued 09/28/12 at 0.04% due 10/01/12	$7,785,000	7,785,000
Total Repurchase Agreement
(Cost $7,785,000)		7,785,000
Total Investments - 100.0%
(Cost $131,859,123)		$141,980,182
Other Assets & Liabilities, net - 0.0%		22,150
Total Net Assets - 100.0%		$142,002,332

Series J (Mid Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
RIGHTS†† - 0.0%
Rolls-Royce Holdings plc
Expires 01/21/13	555,546	$897
Total Rights
(Cost $550)		897
EXCHANGE TRADED FUNDS† - 50.7%
iShares Barclays Aggregate Bond Fund	69,458	7,810,552
SPDR S&P 500 ETF Trust	46,804	6,736,500
Vanguard S&P 500 ETF	101,785	6,709,667
iShares iBoxx Investment Grade Corporate Bond Fund	39,757	4,841,210
iShares S&P MidCap 400 Index Fund	39,703	3,917,892
iShares MSCI EAFE Index Fund	37,530	1,989,090
iShares S&P 500 Index Fund	2	289
Total Exchange Traded Funds
(Cost $30,459,046)		32,005,200
SHORT TERM INVESTMENTS†† - 46.8%
State Street General Account Money Market Fund	29,544,253	29,544,253
Total Short Term Investments
(Cost $29,544,253)		29,544,253
Total Investments - 97.5%
(Cost $60,003,849)		$61,550,350
Other Assets & Liabilities, net - 2.5%		1,556,634
Total Net Assets - 100.0%		$63,106,984

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $11,884,281)	89	$33,341
December 2012 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,410,625)	20	1,540
(Total Aggregate Value of Contracts $16,294,906)		$34,881
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,218,480)	12	$(11,731)
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,133,550)	11	(12,086)
(Total Aggregate Value of Contracts $2,352,030)		$(23,817)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $1,242,500)	28	$14,603
December 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $1,281,647)	9	10,911
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,391,064)	131	3,326
December 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $1,246,849)	11	(9,979)
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,167,880)	14	(11,391)
December 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $8,087,580)	108	(306,990)
(Total Aggregate Value of Contracts $22,417,520)		$(299,520)
EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $1,208,122)	28	$55,925
December 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $1,162,694)	5	35,288
December 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $1,292,534)	14	29,961
October 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $807,194)	6	(14,210)
(Total Aggregate Value of Contracts $4,470,544)		$106,964
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $2,089,912)	13	$22,328
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $1,311,294)	13	(6,127)
(Total Aggregate Value of Contracts $3,401,206)		$16,201

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

plc	Public Limited Company

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 100.2%
Financials - 25.9%
Wells Fargo & Co.	102,633	$3,543,918
Aon plc	63,300	3,309,957
Berkshire Hathaway, Inc. — Class B*	35,900	3,166,379
U.S. Bancorp	82,317	2,823,473
JPMorgan Chase & Co.	56,000	2,266,880
American International Group, Inc.*	62,417	2,046,653
BB&T Corp.	59,200	1,963,071
Allstate Corp.	48,480	1,920,293
State Street Corp.	39,600	1,661,616
Hanover Insurance Group, Inc.	44,320	1,651,363
WR Berkley Corp.	41,850	1,568,957
Progressive Corp.	57,200	1,186,328
Reinsurance Group of America, Inc. — Class A	18,855	1,091,139
Ocwen Financial Corp.*	35,117	962,557
American Financial Group, Inc.	23,270	881,933
Alleghany Corp.*	2,513	866,834
Employers Holdings, Inc.	33,000	604,890
RenaissanceRe Holdings Ltd.	6,450	496,908
Endurance Specialty Holdings Ltd.	12,130	467,005
Huntington Bancshares, Inc.	61,170	422,073
Synovus Financial Corp.	115,310	273,285
Zions Bancorporation	11,800	243,729
First Niagara Financial Group, Inc.	29,660	239,949
First Midwest Bancorp, Inc.	18,845	236,505
Wintrust Financial Corp.	6,260	235,188
City National Corp.	4,550	234,371
SVB Financial Group*	3,860	233,376
Citizens Republic Bancorp, Inc.*	11,135	215,462
MGIC Investment Corp.*	75,673	115,780
Total Financials		34,929,872
Energy - 15.9%
Chevron Corp.	35,100	4,091,256
Williams Companies, Inc.	89,900	3,143,803
McDermott International, Inc.*	174,158	2,128,211
Apache Corp.	22,410	1,937,793
ConocoPhillips	29,400	1,681,092
Halliburton Co.	46,300	1,559,847
Plains Exploration & Production Co.*	26,960	1,010,191
Exxon Mobil Corp.	11,020	1,007,779
Gulfport Energy Corp.*	31,900	997,194
Chesapeake Energy Corp.	42,000	792,540
Phillips 66	14,700	681,639
SandRidge Energy, Inc.*	87,511	609,952
WPX Energy, Inc.*	29,966	497,136
Goodrich Petroleum Corp.*	32,356	408,980
Resolute Energy Corp.*	46,000	408,020
Whiting Petroleum Corp.*	8,390	397,518
USEC, Inc.*	38,403	29,954
Total Energy		21,382,905
Information Technology - 14.8%
Western Union Co.	210,500	3,835,311
TE Connectivity Ltd.	103,200	3,509,832
Computer Sciences Corp.	106,600	3,433,586
Cisco Systems, Inc.	106,700	2,036,903
IXYS Corp.*	176,300	1,748,895
Hewlett-Packard Co.	76,352	1,302,565
Symmetricom, Inc.*	129,300	901,221
Cree, Inc.*	29,430	751,348
NetApp, Inc.*	21,880	719,414
Maxwell Technologies, Inc.*	68,700	557,844
RF Micro Devices, Inc.*	119,150	470,643
Power-One, Inc.*	62,655	350,868
Mercury Computer Systems, Inc.*	19,910	211,444
Total Information Technology		19,829,874
Industrials - 13.9%
Equifax, Inc.	59,010	2,748,685
Republic Services, Inc. — Class A	77,100	2,121,021
United Technologies Corp.	25,800	2,019,882
URS Corp.	55,200	1,949,111
Quanta Services, Inc.*	78,200	1,931,540
Parker Hannifin Corp.	17,020	1,422,532
Covanta Holding Corp.	67,000	1,149,720
GeoEye, Inc.*	33,293	879,934
Aegion Corp. — Class A*	42,010	804,912
Saia, Inc.*	39,000	785,460
Orbital Sciences Corp.*	48,821	710,834
Navigant Consulting, Inc.*	58,500	646,425
Atlas Air Worldwide Holdings, Inc.*	7,928	409,323
Trex Company, Inc.*	7,180	244,982
DryShips, Inc.*	102,700	240,318
ICF International, Inc.*	11,100	223,110
General Cable Corp.*	7,100	208,598
United Stationers, Inc.	4,990	129,840
Total Industrials		18,626,227
Consumer Discretionary - 8.2%
Time Warner, Inc.	71,266	3,230,487
Lowe's Companies, Inc.	90,300	2,730,672
Brown Shoe Company, Inc.	52,392	839,844
Cabela's, Inc.*	14,360	785,205
Chico's FAS, Inc.	42,690	773,116
DeVry, Inc.	28,700	653,212
Jack in the Box, Inc.*	20,000	562,200
Maidenform Brands, Inc.*	24,850	508,928
Scholastic Corp.	14,500	460,810
Jones Group, Inc.	31,924	410,862
Total Consumer Discretionary		10,955,336
Health Care - 7.2%
Covidien plc	32,280	1,918,078
Aetna, Inc.	39,900	1,580,040
MEDNAX, Inc.*	17,500	1,302,875
UnitedHealth Group, Inc.	21,000	1,163,610
Teva Pharmaceutical Industries Ltd. ADR	24,920	1,031,937
Forest Laboratories, Inc.*	24,550	874,226
Community Health Systems, Inc.*	19,030	554,534
Hologic, Inc.*	24,443	494,726
Universal Health Services, Inc. — Class B	9,340	427,118
Kindred Healthcare, Inc.*	29,594	336,780
Total Health Care		9,683,924
Consumer Staples - 6.9%
CVS Caremark Corp.	51,720	2,504,282

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Consumer Staples - 6.9% (continued)
Mondelez International, Inc. — Class A	53,700	$2,220,496
Wal-Mart Stores, Inc.	29,900	2,206,620
Ralcorp Holdings, Inc.*	12,012	876,876
Hormel Foods Corp.	18,480	540,355
Darling International, Inc.*	27,525	503,432
JM Smucker Co.	4,060	350,500
Total Consumer Staples		9,202,561
Utilities - 3.4%
Edison International	64,800	2,960,711
Black Hills Corp.	22,000	782,540
Great Plains Energy, Inc.	23,922	532,504
MDU Resources Group, Inc.	13,819	304,571
Total Utilities		4,580,326
Materials - 3.3%
Dow Chemical Co.	72,700	2,105,392
Sonoco Products Co.	29,900	926,601
Owens-Illinois, Inc.*	47,630	893,539
Globe Specialty Metals, Inc.	18,460	280,961
Zoltek Companies, Inc.*	30,900	237,621
Total Materials		4,444,114
Telecommunication Services - 0.7%
Windstream Corp.	93,500	945,285
Total Common Stocks
(Cost $121,887,642)		134,580,424
Total Investments - 100.2%
(Cost $121,887,642)		$134,580,424
Other Assets & Liabilities, net - (0.2)%		(266,544)
Total Net Assets - 100.0%		$134,313,880

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 0.9%
Energy - 0.5%
Stallion Oilfield Holdings Ltd.*,††,3	19,265	$597,215
Financials - 0.2%
CIT Group, Inc.*	7,613	299,876
Leucadia National Corp.	247	5,619
Adelphia Recovery Trust	5,270	53
Total Financials		305,548
Consumer Discretionary - 0.2%
Sonic Automotive, Inc. — Class A	15,103	286,655
Industrials - 0.0%
Delta Air Lines, Inc.*	1	9
Health Care - 0.0%
MEDIQ, Inc.*,†††,1	92	1
Total Common Stocks
(Cost $837,375)		1,189,428
PREFERRED STOCKS - 0.5%
Citigroup Capital XIII
7.88% due 10/30/40*,†,2	25,000	696,250
U.S. Shipping Corp. *,†††,1	24,529	6,132
Total Preferred Stocks
(Cost $1,250,000)		702,382
WARRANTS - 0.0%
Reader's Digest Association, Inc.
12/19/14*,†††,1	478	5
Total Warrants
(Cost $–)		5

	Face Amount
CORPORATE BONDS†† - 89.4%
Consumer Discretionary - 19.2%
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00% due 02/15/20[3,4]	$2,750,000	2,777,500
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	2,000,000	2,207,499
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,4]	2,125,000	2,151,563
Hanesbrands, Inc.
6.38% due 12/15/20	1,000,000	1,085,000
8.00% due 12/15/16	750,000	828,758
Sabre, Inc.
8.50% due 05/15/19[3,4]	1,850,000	1,900,875
Wolverine World Wide, Inc.
6.13% due 10/15/20[3,4]	1,500,000	1,545,000
WMG Acquisition Corp.
11.50% due 10/01/18	1,250,000	1,406,250
Yonkers Racing Corp.
11.38% due 07/15/16[3,4]	1,300,000	1,404,000
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[3,4]	1,250,000	1,268,749
Midwest Gaming Borrower LLC / Midwest Finance Corp.
11.63% due 04/15/16[3,4]	1,000,000	1,102,500
Travelport LLC
9.88% due 09/01/14	1,325,000	1,060,000
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	950,000	1,050,937
GRD Holdings III Corp.
10.75% due 06/01/19[3,4]	875,000	877,188
Rural/Metro Corp.
10.13% due 07/15/19[3,4]	750,000	744,375
AMC Entertainment, Inc.
8.00% due 03/01/14	733,000	733,000
Stanadyne Corp.
10.00% due 08/15/14	750,000	699,375
INTCOMEX, Inc.
13.25% due 12/15/14	650,000	663,000
Sonic Automotive, Inc.
9.00% due 03/15/18	585,000	639,113
American Axle & Manufacturing Holdings, Inc.
9.25% due 01/15/17[3,4]	500,000	558,750
Sally Holdings LLC
6.88% due 11/15/19	400,000	445,000
Jacobs Entertainment, Inc.
9.75% due 06/15/14	365,000	365,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.50% due 10/01/18[3,4]	253,000	270,710
ServiceMaster Co.
8.00% due 02/15/20	175,000	185,500
Baker & Taylor, Inc.
11.50% due 07/01/13[3,4]	140,000	140,000
Lamar Media Corp.
5.88% due 02/01/22	125,000	133,125
AutoNation, Inc.
5.50% due 02/01/20	100,000	106,750
Metaldyne Corp.
11.00% due 06/15/12†††,1,5	1,000,000	–
Total Consumer Discretionary		26,349,517
Energy - 17.9%
Westmoreland Coal Co.
10.75% due 02/01/18	1,650,000	1,600,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19[3,4]	1,625,000	1,596,562
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[3,4]	1,250,000	1,293,750
8.63% due 10/15/20	250,000	273,125
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[3,4]	1,500,000	1,563,749

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 89.4% (continued)
Energy - 17.9% (continued)
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[3,4]	$1,500,000	$1,560,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,500,000	1,548,750
QEP Resources, Inc.
5.25% due 05/01/23	1,250,000	1,278,125
5.38% due 10/01/22	250,000	258,750
Bristow Group, Inc.
6.25% due 10/15/22	1,500,000	1,535,625
Magnum Hunter Resources Corp.
9.75% due 05/15/20[3,4]	1,500,000	1,530,000
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[3,4]	1,500,000	1,526,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,500,000	1,522,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	1,030,000
8.13% due 10/15/22[3,4]	350,000	372,750
Bill Barrett Corp.
7.00% due 10/15/22	1,250,000	1,284,375
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	1,154,000	1,243,435
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20[3,4]	1,100,000	1,127,500
Exterran Holdings, Inc.
7.25% due 12/01/18	775,000	815,688
Targa Resources Partners Limited Partnership
7.88% due 10/15/18	500,000	547,500
Drill Rigs Holdings, Inc.
6.50% due 10/01/17[3,4]	325,000	322,969
MarkWest Energy Partners Limited Partnership
6.75% due 11/01/20	250,000	270,625
SM Energy Co.
6.50% due 11/15/21	150,000	159,000
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	153,000
SemGroup, LP
8.75% due 11/15/15†††,1	1,700,000	–
Total Energy		24,414,528
Financials - 14.6%
Nelnet, Inc.
3.74% due 09/29/36[2]	4,250,000	3,432,996
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,842,664
6.75% due 12/01/14	650,000	694,043
Icahn Enterprises Limited Partnership
8.00% due 01/15/18	2,000,000	2,145,000
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,000,000	1,120,000
8.13% due 01/15/20	400,000	502,548
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,700,000	1,610,750
Nuveen Investments, Inc.
9.13% due 10/15/17[3,4]	1,575,000	1,563,188
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[3,4]	1,500,000	1,526,250
Hub International Ltd.
8.13% due 10/15/18[3,4]	1,500,000	1,518,750
Serta Simmons Holdings LLC
8.13% due 10/01/20[3,4]	1,500,000	1,518,750
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,6]	1,400,000	1,391,617
E*TRADE Financial Corp.
12.50% due 11/30/17	900,000	1,022,625
USI Holdings Corp.
9.75% due 05/15/15[3,4]	100,000	101,125
Total Financials		19,990,306
Health Care - 9.8%
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	2,250,000	2,148,750
Apria Healthcare Group, Inc.
11.25% due 11/01/14	1,900,000	1,947,500
HCA, Inc.
8.00% due 10/01/18	1,000,000	1,155,000
5.88% due 03/15/22	500,000	541,875
Tenet Healthcare Corp.
8.88% due 07/01/19	1,000,000	1,130,000
HealthSouth Corp.
8.13% due 02/15/20	1,000,000	1,110,000
Biomet, Inc.
6.50% due 08/01/20[3,4]	1,000,000	1,036,250
STHI Holding Corp.
8.00% due 03/15/18[3,4]	950,000	1,011,750
Community Health Systems, Inc.
8.00% due 11/15/19	900,000	987,750
Kindred Healthcare, Inc.
8.25% due 06/01/19	1,000,000	972,500
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[3,4]	500,000	535,000
Hologic, Inc.
6.25% due 08/01/20[3,4]	500,000	530,000
Symbion, Inc.
11.00% due 08/23/15	211,751	210,692
Valeant Pharmaceuticals International
7.00% due 10/01/20[3,4]	100,000	105,250

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 89.4% (continued)
Health Care - 9.8% (continued)
US Oncology, Inc.
due 08/15/17	$1,100,000	$16,500
Total Health Care		13,438,817
Industrials - 7.1%
International Lease Finance Corp.
8.75% due 03/15/17	2,000,000	2,339,999
Continental Airlines 2012-2 Class B Pass Thru Certificates
5.50% due 10/29/20	1,500,000	1,533,750
CEVA Group plc
8.38% due 12/01/17[3,4]	1,250,000	1,204,688
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	1,097,500
Alion Science & Technology Corp.
10.25% due 02/01/15	1,500,000	855,000
Kansas City Southern de Mexico S.A. de CV
8.00% due 02/01/18	750,000	836,250
Covanta Holding Corp.
6.38% due 10/01/22	750,000	815,383
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	750,000	807,188
American Railcar Industries, Inc.
7.50% due 03/01/14	132,000	133,980
Triumph Group, Inc.
8.00% due 11/15/17	100,000	109,000
Total Industrials		9,732,738
Telecommunication Services - 6.5%
DISH DBS Corp.
6.63% due 10/01/14	2,300,000	2,495,500
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	1,500,000	1,657,500
Univision Communications, Inc.
6.75% due 09/15/22[3,4]	1,500,000	1,500,000
Open Solutions, Inc.
9.75% due 02/01/15[3,4]	1,250,000	1,062,500
Avaya, Inc.
10.13% due 11/01/15	750,000	669,375
9.75% due 11/01/15	400,000	355,000
Sprint Capital Corp.
6.90% due 05/01/19	600,000	622,500
Clearwire Communications LLC
12.00% due 12/01/15[3,4]	300,000	297,000
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[3,4]	140,000	107,800
Bonten Media Acquisition Co.
9.00% due 06/01/15[2,3,4]	126,868	100,226
Total Telecommunication Services		8,867,401
Consumer Staples - 5.6%
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,167,500
4.63% due 03/01/23	250,000	255,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	750,000	761,250
5.75% due 10/15/20[3,4]	550,000	550,000
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[3,4]	1,226,000	1,282,703
ARAMARK Holdings Corp.
8.63% due 05/01/16[3,4]	1,000,000	1,025,010
Pinnacle Foods Finance LLC
8.25% due 09/01/17	500,000	541,875
9.25% due 04/01/15	378,000	386,505
American Achievement Corp.
10.88% due 04/15/16[3,4]	1,050,000	910,875
Bumble Bee Holdco SCA
9.63% due 03/15/18[3,4]	600,000	574,500
Armored Autogroup, Inc.
9.25% due 11/01/18	300,000	268,500
Total Consumer Staples		7,723,718
Utilities - 4.1%
NRG Energy, Inc.
8.50% due 06/15/19	2,000,000	2,159,999
Red Oak Power LLC
8.54% due 11/30/19	1,550,127	1,654,761
Elwood Energy LLC
8.16% due 07/05/26	1,219,100	1,225,196
Calpine Corp.
7.88% due 01/15/23[3,4]	500,000	552,500
Total Utilities		5,592,456
Information Technology - 3.5%
First Data Corp.
8.75% due 01/15/22[3,4]	1,625,000	1,637,188
Stream Global Services, Inc.
11.25% due 10/01/14	1,500,000	1,560,000
ViaSat, Inc.
6.88% due 06/15/20[3,4]	1,500,000	1,552,500
Total Information Technology		4,749,688
Materials - 1.1%
IAMGOLD Corp.
6.75% due 10/01/20[3,4]	1,500,000	1,470,000
Total Corporate Bonds
(Cost $117,868,750)		122,329,169
CONVERTIBLE BONDS†† - 3.4%
Financials - 1.5%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,356,875
E*TRADE Financial Corp.
0.00% due 08/31/19	750,000	661,406
Total Financials		2,018,281
Industrials - 1.3%
DryShips, Inc.
5.00% due 12/01/14	2,166,000	1,789,658

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Face Amount	Value
CONVERTIBLE BONDS†† - 3.4% (continued)
Energy - 0.6%
USEC, Inc.
3.00% due 10/01/14	$2,050,000	$803,344
Total Convertible Bonds
(Cost $5,398,531)		4,611,283
SENIOR FLOATING RATE INTERESTS†† - 1.3%
Bank Loans - 1.3%
One Call Medical, Inc.
6.99% due 08/22/19	750,000	747,187
Panda Sherman Power LLC
due 09/12/18[7]	650,000	650,000
Panolam Industries International, Inc.
7.25% due 08/23/17	325,000	322,563
Total Senior Floating Rate Interests
(Cost $1,684,833)		1,719,750
Total Investments - 95.5%
(Cost $127,039,489)		$130,552,017
Other Assets & Liabilities, net - 4.5%		6,215,996
Total Net Assets - 100.0%		$136,768,013

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, except otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2012.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $50,300,159 (cost $49,243,011), or 36.8% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Perpetual maturity.
[7]	Security with no rate was unsettled at September 30, 2012.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.7%
Financials - 21.6%
Hanover Insurance Group, Inc.	105,390	$3,926,831
Ocwen Financial Corp.*	82,671	2,266,012
Reinsurance Group of America, Inc. — Class A	39,155	2,265,900
Horace Mann Educators Corp.	117,000	2,118,870
Home Loan Servicing Solutions Ltd.	120,330	1,957,769
Endurance Specialty Holdings Ltd.	44,840	1,726,340
1st Source Corp.	65,430	1,457,126
Redwood Trust, Inc.	93,420	1,350,853
Bancorp, Inc.*	118,360	1,215,557
PrivateBancorp, Inc. — Class A	73,062	1,168,261
Lexington Realty Trust	99,400	960,204
Employers Holdings, Inc.	47,910	878,190
Solar Senior Capital Ltd.	45,479	814,529
AMERISAFE, Inc.*	28,364	769,799
Safeguard Scientifics, Inc.*	36,920	579,275
BancFirst Corp.	13,037	560,070
MGIC Investment Corp.*	176,742	270,415
First Marblehead Corp.*	85,765	90,053
Total Financials		24,376,054
Industrials - 21.3%
Covanta Holding Corp.	134,960	2,315,913
Great Lakes Dredge & Dock Corp.	272,311	2,096,796
Saia, Inc.*	84,830	1,708,476
Aegion Corp. — Class A*	85,408	1,636,417
General Cable Corp.*	49,696	1,460,068
Navigant Consulting, Inc.*	128,180	1,416,389
GeoEye, Inc.*	52,005	1,374,492
EnergySolutions, Inc.*	502,020	1,370,515
Celadon Group, Inc.	84,479	1,357,578
Orbital Sciences Corp.*	92,421	1,345,650
Sterling Construction Company, Inc.*	132,228	1,319,635
ICF International, Inc.*	64,220	1,290,822
Powell Industries, Inc.*	27,650	1,069,226
Energy Recovery, Inc.*	303,190	897,443
Vitran Corporation, Inc. — Class A*	144,500	859,775
Furmanite Corp.*	111,190	631,559
DryShips, Inc.*	247,320	578,729
Atlas Air Worldwide Holdings, Inc.*	11,151	575,726
Marten Transport Ltd.	26,669	468,574
PMFG, Inc.*	31,800	257,262
Dynamic Materials Corp.	2,470	37,099
Total Industrials		24,068,144
Information Technology - 15.5%
Global Cash Access Holdings, Inc.*	280,800	2,260,440
Cree, Inc.*	87,670	2,238,215
IXYS Corp.*	184,200	1,827,264
Insight Enterprises, Inc.*	101,379	1,772,105
Maxwell Technologies, Inc.*	190,240	1,544,748
Digi International, Inc.*	138,769	1,409,893
Multi-Fineline Electronix, Inc.*	49,410	1,114,196
RF Micro Devices, Inc.*	267,320	1,055,914
Power-One, Inc.*	166,825	934,220
Symmetricom, Inc.*	108,549	756,587
Carbonite, Inc.*	100,815	706,713
Spansion, Inc. — Class A*	53,430	636,886
Intermec, Inc.*	98,630	612,492
Semtech Corp.*	22,920	576,438
Total Information Technology		17,446,111
Consumer Discretionary - 12.5%
Chico's FAS, Inc.	106,520	1,929,078
Cabela's, Inc.*,1	33,570	1,835,608
Brown Shoe Company, Inc.	110,410	1,769,872
Maidenform Brands, Inc.*	86,340	1,768,243
International Speedway Corp. — Class A	62,060	1,760,642
Scholastic Corp.	38,954	1,237,958
DeVry, Inc.	49,230	1,120,475
Jones Group, Inc.	81,877	1,053,757
Coldwater Creek, Inc.*	1,017,558	844,573
iRobot Corp.*	36,675	834,723
Total Consumer Discretionary		14,154,929
Energy - 9.6%
Gulfport Energy Corp.*	71,525	2,235,872
Kodiak Oil & Gas Corp.*	210,600	1,971,216
Abraxas Petroleum Corp.*	798,690	1,836,987
Goodrich Petroleum Corp.*	103,896	1,313,245
Resolute Energy Corp.*	124,060	1,100,412
PDC Energy, Inc.*	30,850	975,786
Sanchez Energy Corp.*	35,149	718,094
Clayton Williams Energy, Inc.*	11,170	579,611
USEC, Inc.*	110,766	86,397
Total Energy		10,817,620
Utilities - 6.5%
UGI Corp.	68,890	2,187,257
Black Hills Corp.	49,590	1,763,916
Great Plains Energy, Inc.	71,210	1,585,135
South Jersey Industries, Inc.	23,210	1,228,505
MDU Resources Group, Inc.	25,365	559,045
Total Utilities		7,323,858
Materials - 6.5%
TPC Group, Inc.*	58,900	2,403,709
Landec Corp.*	167,644	1,919,524
Zoltek Companies, Inc.*	155,200	1,193,488
A. Schulman, Inc.	46,520	1,108,106
Globe Specialty Metals, Inc.	45,540	693,119
Total Materials		7,317,946
Consumer Staples - 3.8%
Central Garden and Pet Co. — Class A*	145,502	1,757,664
Spartan Stores, Inc.	79,360	1,215,002
Darling International, Inc.*	61,486	1,124,579
Central Garden and Pet Co.*	19,047	226,469
Total Consumer Staples		4,323,714
Health Care - 2.4%
Greatbatch, Inc.*	51,851	1,261,535
Kindred Healthcare, Inc.*	65,010	739,814
Horizon Pharma, Inc.*	196,300	681,161
Total Health Care		2,682,510
Total Common Stocks
(Cost $100,294,552)		112,510,886

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,2	116,667	$34,067
Total Convertible Preferred Stocks
(Cost $111,410)		34,067
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	98,150	29,445
Total Warrants
(Cost $–)		29,445

	Face Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$600,000	495,750
Total Convertible Bonds
(Cost $484,623)		495,750
Total Long Investments - 100.2%
(Cost $100,890,585)		$113,070,148

	Contracts
OPTIONS WRITTEN† - 0.0%
Call Option on:
Cabela’s, Inc. Expiring December 2012 with strike price of $55.00	112	(38,080)
Total Options Written
(Premiums received $31,927)		(38,080)
Other Assets & Liabilities, net - (0.2)%		(224,820)
Total Net Assets - 100.0%		$112,807,248

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call option written contracts at September 30, 2012.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 96.2%
Financials - 25.9%
Hanover Insurance Group, Inc.	249,360	$9,291,153
WR Berkley Corp.	169,380	6,350,056
Reinsurance Group of America, Inc. — Class A	93,647	5,419,352
Ocwen Financial Corp.*	193,791	5,311,812
American Financial Group, Inc.	130,380	4,941,402
Alleghany Corp.*	13,617	4,697,048
Northern Trust Corp.	78,400	3,638,936
RenaissanceRe Holdings Ltd.	37,400	2,881,296
Endurance Specialty Holdings Ltd.	70,696	2,721,796
Huntington Bancshares, Inc.	376,830	2,600,127
Lexington Realty Trust	254,053	2,454,152
Employers Holdings, Inc.	98,600	1,807,338
Synovus Financial Corp.	626,770	1,485,445
Zions Bancorporation	64,180	1,325,638
First Niagara Financial Group, Inc.	161,220	1,304,270
First Midwest Bancorp, Inc.	102,473	1,286,036
Wintrust Financial Corp.	34,030	1,278,507
City National Corp.	24,780	1,276,418
SVB Financial Group*	21,020	1,270,869
Citizens Republic Bancorp, Inc.*	60,595	1,172,513
Investors Real Estate Trust	133,340	1,102,722
Redwood Trust, Inc.	61,138	884,056
MGIC Investment Corp.*	412,163	630,609
First Marblehead Corp.*	207,477	217,851
Bimini Capital Management, Inc. — Class A*	194,723	36,997
Total Financials		65,386,399
Industrials - 18.1%
Covanta Holding Corp.	352,890	6,055,592
Quanta Services, Inc.*	207,260	5,119,322
Aegion Corp. — Class A*	197,700	3,787,932
Navigant Consulting, Inc.*	341,040	3,768,492
Equifax, Inc.	80,740	3,760,869
GeoEye, Inc.*	121,888	3,221,500
General Cable Corp.*	106,366	3,125,033
URS Corp.	86,287	3,046,794
Orbital Sciences Corp.*	206,464	3,006,116
Saia, Inc.*	106,900	2,152,966
Babcock & Wilcox Co.*	70,442	1,794,158
ICF International, Inc.*	88,000	1,768,800
Atlas Air Worldwide Holdings, Inc.*	28,109	1,451,268
DryShips, Inc.*	578,750	1,354,275
Trex Company, Inc.*	38,090	1,299,631
United Stationers, Inc.	37,810	983,816
Thermoenergy Corp.*	905,961	90,596
Total Industrials		45,787,160
Information Technology - 11.0%
Computer Sciences Corp.	263,310	8,481,215
IXYS Corp.*	474,290	4,704,956
Cree, Inc.*	157,470	4,020,209
Maxwell Technologies, Inc.*	365,513	2,967,966
RF Micro Devices, Inc.*	615,240	2,430,198
Power-One, Inc.*	355,641	1,991,590
Symmetricom, Inc.*	280,596	1,955,754
Semtech Corp.*	49,360	1,241,404
Total Information Technology		27,793,292
Energy - 10.3%
Plains Exploration & Production Co.*	138,700	5,197,088
Gulfport Energy Corp.*	157,387	4,919,918
SandRidge Energy, Inc.*	609,574	4,248,731
Whiting Petroleum Corp.*	64,090	3,036,584
Goodrich Petroleum Corp.*	219,877	2,779,245
Resolute Energy Corp.*	254,600	2,258,302
McDermott International, Inc.*	162,621	1,987,229
Sanchez Energy Corp.*	69,513	1,420,151
USEC, Inc.*	244,151	190,438
Total Energy		26,037,686
Consumer Discretionary - 9.7%
Chico's FAS, Inc.	250,770	4,541,445
Cabela's, Inc.*,1	78,830	4,310,424
Brown Shoe Company, Inc.	255,611	4,097,444
Maidenform Brands, Inc.*	142,060	2,909,389
Scholastic Corp.	78,384	2,491,044
Jones Group, Inc.	189,844	2,443,292
Jack in the Box, Inc.*	86,000	2,417,460
DeVry, Inc.	63,027	1,434,495
HydroGen Corp.*,3	672,346	8,068
Total Consumer Discretionary		24,653,061
Health Care - 6.1%
Community Health Systems, Inc.*	103,730	3,022,692
Hologic, Inc.*	146,044	2,955,931
Forest Laboratories, Inc.*	76,380	2,719,892
MEDNAX, Inc.*	36,185	2,693,973
Universal Health Services, Inc. — Class B	51,140	2,338,632
Kindred Healthcare, Inc.*	160,530	1,826,831
Total Health Care		15,557,951
Materials - 5.6%
Owens-Illinois, Inc.*	256,010	4,802,748
Sonoco Products Co.	100,790	3,123,482
Landec Corp.*	181,600	2,079,320
Zoltek Companies, Inc.*	214,990	1,653,273
Globe Specialty Metals, Inc.	99,240	1,510,433
TPC Group, Inc.*	23,137	944,221
Total Materials		14,113,477
Consumer Staples - 4.9%
Ralcorp Holdings, Inc.*	64,559	4,712,806
Darling International, Inc.*	142,147	2,599,869
Hormel Foods Corp.	86,300	2,523,412
JM Smucker Co.	21,990	1,898,397
Post Holdings, Inc.*	22,119	664,897
Total Consumer Staples		12,399,381
Utilities - 4.6%
Great Plains Energy, Inc.	188,305	4,191,669
Black Hills Corp.	106,800	3,798,877
UGI Corp.	74,599	2,368,518
MDU Resources Group, Inc.	63,731	1,404,631
Total Utilities		11,763,695
Total Common Stocks
(Cost $219,339,521)		243,492,102

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,2	308,333	$90,033
Total Convertible Preferred Stocks
(Cost $294,438)		90,033

	Face Amount
CONVERTIBLE BONDS†† - 0.9%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,198,063
Energy - 0.5%
USEC, Inc.
3.00% due 10/01/14	3,000,000	1,175,625
Total Convertible Bonds
(Cost $4,183,811)		2,373,688
Total Long Investments - 97.1%
(Cost $223,817,770)		$245,955,823

	Contracts
OPTIONS WRITTEN† - 0.0%
Call Option on:
Cabela’s, Inc. Expiring December 2012 with strike price of $55.00	260	(88,400)
Total Options Written
(Premiums received $74,117)		(88,400)
Other Assets & Liabilities, net - 2.9%		7,421,863
Total Net Assets - 100.0%		$253,289,286

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call option written contracts at September 30, 2012.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Affiliated issuer - See Note 4.

Series X (Small Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 88.4%
Information Technology - 19.6%
Nuance Communications, Inc.*	32,080	$798,471
IAC/InterActiveCorp	13,747	715,669
Alliance Data Systems Corp.*	3,944	559,850
Cadence Design Systems, Inc.*	40,570	521,933
Aruba Networks, Inc.*	22,400	503,664
Cavium, Inc.*	12,950	431,624
Aspen Technology, Inc.*	13,500	348,975
Nanometrics, Inc.*	19,965	275,717
NETGEAR, Inc.*	7,200	274,608
Ciena Corp.*	20,000	272,000
Opnet Technologies, Inc.	7,240	246,667
Harmonic, Inc.*	53,400	242,436
Lattice Semiconductor Corp.*	55,400	212,182
Rofin-Sinar Technologies, Inc.*	10,610	209,335
Sourcefire, Inc.*	3,770	184,843
QLIK Technologies, Inc.*	7,301	163,615
SYNNEX Corp.*	5,000	162,900
Riverbed Technology, Inc.*	6,800	158,236
FEI Co.	2,450	131,075
VanceInfo Technologies, Inc. ADR*	11,150	87,528
VeriFone Systems, Inc.*	1,950	54,308
Total Information Technology		6,555,636
Consumer Discretionary - 17.9%
Jarden Corp.	12,240	646,762
Oxford Industries, Inc.	11,360	641,272
Lennar Corp. — Class A	14,330	498,254
Pier 1 Imports, Inc.	20,700	387,918
Penn National Gaming, Inc.*	8,915	384,236
Hanesbrands, Inc.*	11,580	369,170
MDC Partners, Inc. — Class A	29,700	366,498
Monro Muffler Brake, Inc.	9,710	341,695
BJ's Restaurants, Inc.*	6,400	290,240
Select Comfort Corp.*	8,800	277,640
SodaStream International Ltd.*	7,025	275,169
Pinnacle Entertainment, Inc.*	22,186	271,779
Vail Resorts, Inc.	4,585	264,325
Sonic Corp.*	25,300	259,831
Life Time Fitness, Inc.*	5,505	251,799
Ulta Salon Cosmetics & Fragrance, Inc.	1,875	180,572
HomeAway, Inc.*	6,900	161,805
Warnaco Group, Inc.*	2,675	138,833
Total Consumer Discretionary		6,007,798
Health Care - 16.8%
Endo Health Solutions, Inc.*	19,410	615,685
Dynavax Technologies Corp.*	84,300	401,267
Haemonetics Corp.*	4,765	382,153
Health Management Associates, Inc. — Class A*	42,530	356,827
Endologix, Inc.*	24,400	337,208
Hologic, Inc.*	16,610	336,185
AngioDynamics, Inc.*	23,660	288,652
Auxilium Pharmaceuticals, Inc.*	11,185	273,585
Acorda Therapeutics, Inc.*	8,750	224,088
BioMarin Pharmaceutical, Inc.*	5,370	216,250
NxStage Medical, Inc.*	15,850	209,379
Exact Sciences Corp.*	18,650	205,337
Pharmacyclics, Inc.*	3,150	203,175
Halozyme Therapeutics, Inc.*	25,740	194,594
Amarin Corporation plc ADR*	13,400	168,840
HeartWare International, Inc.*	1,750	165,358
Optimer Pharmaceuticals, Inc.*	11,400	160,968
HMS Holdings Corp.*	4,725	157,957
Ariad Pharmaceuticals, Inc.*	6,300	152,618
Incyte Corporation Ltd.*	8,350	150,718
Momenta Pharmaceuticals, Inc.*	8,400	122,388
Cepheid, Inc.*	3,185	109,914
CardioNet, Inc.*	30,915	77,906
Achillion Pharmaceuticals, Inc.*	7,400	77,034
Questcor Pharmaceuticals, Inc.*	2,950	54,575
Total Health Care		5,642,661
Industrials - 11.0%
IDEX Corp.	10,890	454,875
Hexcel Corp.*	18,100	434,762
B/E Aerospace, Inc.*	10,100	425,210
AECOM Technology Corp.*	17,970	380,245
Kansas City Southern	4,965	376,248
Wabtec Corp.	4,335	348,057
Regal-Beloit Corp.	4,830	340,418
Crane Co.	8,050	321,437
Colfax Corp.*	7,950	291,527
WESCO International, Inc.*	3,050	174,460
WABCO Holdings, Inc.*	2,860	164,936
Total Industrials		3,712,175
Materials - 8.2%
Ashland, Inc.	11,350	812,660
HB Fuller Co.	19,750	605,930
Cytec Industries, Inc.	8,127	532,481
Kaiser Aluminum Corp.	6,630	387,126
Silgan Holdings, Inc.	6,300	274,113
Cliffs Natural Resources, Inc.	4,110	160,824
Total Materials		2,773,134
Energy - 6.0%
Oil States International, Inc.*	9,460	751,692
McDermott International, Inc.*	32,250	394,095
Energy XXI Bermuda Ltd.	9,692	338,735
Superior Energy Services, Inc.*	15,820	324,626
Stone Energy Corp.*	8,400	211,008
Total Energy		2,020,156
Financials - 4.9%
Texas Capital Bancshares, Inc.*	14,200	705,882
Amtrust Financial Services, Inc.	16,610	425,548
IBERIABANK Corp.	7,355	336,859
Stifel Financial Corp.*	5,152	173,107
Total Financials		1,641,396
Utilities - 1.5%
NorthWestern Corp.	14,385	521,169
Telecommunication Services - 1.4%
SBA Communications Corp. — Class A*	7,370	463,573
Consumer Staples - 1.1%
J&J Snack Foods Corp.	3,325	190,622

Series X (Small Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 88.4% (continued)
Consumer Staples - 1.1% (continued)
Smart Balance, Inc.*	15,050	$181,804
Total Consumer Staples		372,426
Total Common Stocks
(Cost $27,209,257)		29,710,124
EXCHANGE TRADED FUNDS† - 7.9%
iShares Russell 2000 Growth Index Fund	20,590	1,968,610
PowerShares S&P SmallCap Health Care Portfolio	18,880	694,406
Total Exchange Traded Funds
(Cost $2,584,016)		2,663,016
Total Investments - 96.3%
(Cost $29,793,273)		$32,373,140
Other Assets & Liabilities, net - 3.7%		1,250,839
Total Net Assets - 100.0%		$33,623,979

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Series Y (Large Cap Concentrated Growth)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 90.1%
Information Technology - 30.1%
Apple, Inc.	4,875	$3,252,892
Google, Inc. — Class A*	2,350	1,773,074
Microsoft Corp.	50,640	1,508,059
eBay, Inc.*	24,900	1,205,409
International Business Machines Corp.	5,800	1,203,210
EMC Corp.*	35,850	977,630
Broadcom Corp. — Class A	27,470	949,913
Oracle Corp.	24,050	757,335
Total Information Technology		11,627,522
Consumer Discretionary - 19.4%
Walt Disney Co.	23,533	1,230,305
Home Depot, Inc.	20,300	1,225,511
Comcast Corp. — Class A	32,700	1,169,679
Nordstrom, Inc.	20,500	1,131,190
Target Corp.	17,700	1,123,419
Starwood Hotels & Resorts Worldwide, Inc.	13,850	802,746
BorgWarner, Inc.*	11,250	777,488
Total Consumer Discretionary		7,460,338
Industrials - 10.7%
Honeywell International, Inc.	19,820	1,184,245
Caterpillar, Inc.	13,100	1,127,124
CSX Corp.	50,500	1,047,875
AMETEK, Inc.	22,425	794,966
Total Industrials		4,154,210
Health Care - 10.3%
Covidien plc	23,870	1,418,355
Express Scripts Holding Co.*	22,200	1,391,274
Biogen Idec, Inc.*	7,900	1,178,917
Total Health Care		3,988,546
Consumer Staples - 9.0%
Costco Wholesale Corp.	11,900	1,191,487
Mondelez International, Inc. — Class A	28,400	1,174,340
PepsiCo, Inc.	16,050	1,135,859
Total Consumer Staples		3,501,686
Energy - 4.7%
Schlumberger Ltd.	13,100	947,523
Ensco plc — Class A	16,200	883,872
Total Energy		1,831,395
Materials - 3.0%
EI du Pont de Nemours & Co.	23,300	1,171,291
Financials - 2.9%
Wells Fargo & Co.	32,920	1,136,728
Total Common Stocks
(Cost $30,851,585)		34,871,716
EXCHANGE TRADED FUNDS† - 6.7%
iShares Russell 1000 Growth Index Fund	24,150	1,610,805
Financial Select Sector SPDR Fund	63,800	995,280
Total Exchange Traded Funds
(Cost $2,465,987)		2,606,085
Total Investments - 96.8%
(Cost $33,317,572)		$37,477,801
Other Assets & Liabilities, net - 3.2%		1,242,723
Total Net Assets - 100.0%		$38,720,524

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 85.9%
Industrials - 16.9%
Lockheed Martin Corp.[1,2]	3,993	$372,861
Trinity Industries, Inc.[1,2]	10,800	323,677
Joy Global, Inc.[1,2]	4,800	269,088
AO Smith Corp.[1,2]	4,500	258,930
Valmont Industries, Inc.	1,231	161,877
Southwest Airlines Co.	15,119	132,593
Towers Watson & Co. — Class A1,2	2,400	127,320
Watts Water Technologies, Inc. — Class A1,2	3,000	113,490
Ingersoll-Rand plc	2,461	110,302
General Electric Co.[1,2]	4,500	102,195
US Airways Group, Inc.*	8,997	94,108
Manpower, Inc.	2,198	80,886
Nortek, Inc.*	1,386	75,856
Northrop Grumman Corp.[1,2]	1,100	73,073
Pentair Ltd.*	1,641	73,041
United Rentals, Inc.*	1,963	64,209
Con-way, Inc.[1,2]	1,800	49,266
Quanta Services, Inc.*	1,875	46,313
Thermon Group Holdings, Inc.*	1,524	38,085
Xylem, Inc.	1,465	36,845
Carlisle Companies, Inc.	664	34,475
Allegiant Travel Co. — Class A*	524	33,201
Rollins, Inc.	1,416	33,120
TrueBlue, Inc.*	1,814	28,516
Watsco, Inc.	264	20,009
Encore Wire Corp.	573	16,766
Swift Transportation Co. — Class A*	1,846	15,913
Celadon Group, Inc.	703	11,297
Huntington Ingalls Industries, Inc.*,1,2	183	7,695
Republic Airways Holdings, Inc.*	147	681
Total Industrials		2,805,688
Consumer Discretionary - 16.1%
TJX Companies, Inc.[1,2]	7,600	340,404
Ross Stores, Inc.[1,2]	4,600	297,160
Limited Brands, Inc.[1,2]	5,400	266,004
Family Dollar Stores, Inc.[1,2]	3,900	258,570
Walt Disney Co.[1,2]	4,322	225,954
The Gap, Inc.[1,2]	6,300	225,414
Mattel, Inc.	3,531	125,280
Target Corp.	1,934	122,751
Jack in the Box, Inc.*,1,2	4,200	118,062
M/I Homes, Inc.*	5,098	98,595
Choice Hotels International, Inc.	2,772	88,676
PVH Corp.[1,2]	900	84,348
Pier 1 Imports, Inc.	3,205	60,061
NVR, Inc.*	59	49,826
Fuel Systems Solutions, Inc.*	2,803	48,184
Tenneco, Inc.*	1,465	41,020
Papa John's International, Inc.*	732	39,096
Sally Beauty Holdings, Inc.*	1,465	36,757
Mattress Firm Holding Corp.*	885	24,913
Bed Bath & Beyond, Inc.*	391	24,633
Sears Holdings Corp.*	440	24,416
Meritage Homes Corp.*	615	23,388
Tilly's, Inc. — Class A*	996	18,257
AutoNation, Inc.*	410	17,905
RadioShack Corp.[1,2]	5,500	13,090
Perfumania Holdings, Inc.*	809	5,825
Total Consumer Discretionary		2,678,589
Consumer Staples - 14.5%
Philip Morris International, Inc.[1,2]	10,500	944,370
Altria Group, Inc.[1,2]	17,800	594,342
Herbalife Ltd.[1,2]	5,200	246,480
Wal-Mart Stores, Inc.[1,2]	2,300	169,740
Bunge Ltd.	2,390	160,251
Ingredion, Inc.	1,319	72,756
Safeway, Inc.[1,2]	4,200	67,578
Brown-Forman Corp. — Class B	873	56,963
Fresh Market, Inc.*	733	43,965
HJ Heinz Co.	733	41,011
Cresud S.A. ADR	1,544	12,614
Total Consumer Staples		2,410,070
Health Care - 11.7%
Johnson & Johnson[1,2]	5,300	365,223
ViroPharma, Inc.*,1,2	10,500	317,310
Amgen, Inc.[1,2]	1,900	160,207
Life Technologies Corp.*,1,2	3,000	146,640
WellCare Health Plans, Inc.*,1,2	2,400	135,720
AstraZeneca plc[1,2]	2,800	133,570
Forest Laboratories, Inc.*,1,2	3,600	128,196
GlaxoSmithKline plc[1,2]	5,500	126,746
Baxter International, Inc.[1,2]	1,900	114,494
Owens & Minor, Inc.[1,2]	2,800	83,664
Charles River Laboratories International, Inc.*,1,2	2,100	83,160
Edwards Lifesciences Corp.*	440	47,243
Kindred Healthcare, Inc.*,1,2	4,100	46,658
Biogen Idec, Inc.*	264	39,397
TearLab Corp.*	2,718	10,464
Total Health Care		1,938,692
Financials - 7.4%
Wells Fargo & Co.	6,596	227,760
Amtrust Financial Services, Inc.[1,2]	6,930	177,547
U.S. Bancorp	4,600	157,780
American International Group, Inc.*	3,897	127,783
Endurance Specialty Holdings Ltd.[1,2]	3,200	123,200
Willis Group Holdings plc	1,904	70,296
Capital One Financial Corp.	996	56,782
Brown & Brown, Inc.	1,641	42,781
Aon plc	791	41,361
Arthur J Gallagher & Co.	1,072	38,399
Rayonier, Inc.	733	35,924
St. Joe Co.*	1,729	33,716
Marsh & McLennan Companies, Inc.	938	31,826
Genworth Financial, Inc. — Class A*,1,2	4,200	21,966
Fannie Mae*	73,177	20,343
Protective Life Corp.	733	19,212
Irish Bank Resolution Corporation Ltd.*,†††,3	16,638	–
Total Financials		1,226,676

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 85.9% (continued)
Information Technology - 6.3%
CA, Inc.[1,2]	14,900	$383,898
Skyworks Solutions, Inc.*	8,448	199,077
Symantec Corp.*,1,2	6,300	113,400
Arrow Electronics, Inc.*,1,2	2,800	94,388
Avnet, Inc.*,1,2	3,200	93,088
Harmonic, Inc.*,1,2	11,700	53,118
Amkor Technology, Inc.*,1,2	9,800	43,120
NXP Semiconductor N.V.*	1,641	41,041
IAC/InterActiveCorp	410	21,345
Move, Inc.*	372	3,207
Total Information Technology		1,045,682
Materials - 5.0%
Texas Industries, Inc.	5,655	229,876
Monsanto Co.	1,748	159,102
EI du Pont de Nemours & Co.	2,940	147,794
Georgia Gulf Corp.	2,198	79,612
Louisiana-Pacific Corp.*	3,663	45,788
United States Steel Corp.	2,355	44,910
Stillwater Mining Co.*	3,205	37,787
Mosaic Co.	498	28,690
Graphic Packaging Holding Co.*	3,460	20,103
Harry Winston Diamond Corp.*	1,465	17,346
Potash Corporation of Saskatchewan, Inc.	287	12,462
Cemex SAB de CV ADR*	1,465	12,203
Total Materials		835,673
Energy - 4.3%
Anadarko Petroleum Corp.[1,2]	2,930	204,866
Transocean Ltd.	1,964	88,164
ConocoPhillips[1,2]	1,500	85,770
Ensco plc — Class A	1,026	55,979
Kodiak Oil & Gas Corp.*	5,948	55,673
Noble Corp.	1,521	54,421
Rex Energy Corp.*	2,989	39,903
Phillips 66	750	34,778
Halcon Resources Corp.*	4,255	31,189
Stone Energy Corp.*	850	21,352
Sanchez Energy Corp.*	1,028	21,002
Willbros Group, Inc.*	1,864	10,010
Magnum Hunter Resources Corp.*	2,080	9,235
Total Energy		712,342
Telecommunication Services - 2.6%
AT&T, Inc.[1,2]	11,300	426,010
Utilities - 1.1%
Exelon Corp.[1,2]	5,022	178,683
Total Common Stocks
(Cost $12,882,291)		14,258,105
EXCHANGE TRADED FUNDS† - 1.4%
Teucrium Corn Fund*	2,247	108,801
PowerShares DB US Dollar Index Bullish Fund*	2,875	63,020
Utilities Select Sector SPDR Fund	1,641	59,732
Total Exchange Traded Funds
(Cost $237,517)		231,553
SHORT TERM INVESTMENTS†† - 0.1%
State Street General Account U.S. Government Fund	23,620	23,620
Total Short Term Investments
(Cost $23,620)		23,620

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.2%
Fannie Mae[4]
0.14% due 12/12/12	$1,700,000	1,699,864
Total Federal Agency Discount Notes
(Cost $1,699,524)		1,699,864

REPURCHASE AGREEMENT††, 7 - 15.5%
State Street
Issued 09/28/12 at 0.01%
due 10/01/12	2,585,686	2,585,686
Total Repurchase Agreement
(Cost $2,585,686)		2,585,686
Total Long Investments - 113.1%
(Cost $17,428,638)		$18,798,828

	Shares
COMMON STOCKS SOLD SHORT† - (47.2)%
Consumer Staples - (0.7)%
Bridgford Foods Corp.*	306	(2,001)
Archer-Daniels-Midland Co.	214	(5,817)
Sanderson Farms, Inc.	428	(18,988)
Monster Beverage Corp.*,†††,3,5	3,270	(96,825)
Total Consumer Staples		(123,631)
Utilities - (1.6)%
Korea Electric Power Corp. ADR*,†††,3,5	19,460	(263,294)
Telecommunication Services - (1.8)%
Clearwire Corp. — Class A*,†††,3,5	2,660	(30,138)
Global Crossing Ltd.*,†††,3,5	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,5	1,600	(69,440)
SBA Communications Corp. — Class A*,†††,3,5	2,600	(74,854)
SAVVIS, Inc.*,†††,3,5	5,900	(86,966)
Total Telecommunication Services		(301,642)
Energy - (2.4)%
Aquila Resources Ltd.*,†††,3,5	2,860	(22,783)
Arrow Energy Holdings Pty Ltd.*,†††,3,5	9,500	(24,514)
Modec, Inc.†††,3,5	1,000	(25,772)
Sevan Marine ASA*,†††,3,5	6,300	(33,049)
Trican Well Service Ltd.†††,3,5	2,200	(37,448)
Queensland Gas Company Ltd.*,†††,3,5	13,600	(52,898)
Imperial Energy Corporation plc*,†††,3,5	4,200	(83,657)
BPZ Resources, Inc.*,†††,3,5	6,000	(112,800)
Total Energy		(392,921)
Materials - (3.0)%
China National Building Material Company Ltd. — Class H†††,3,5	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,3,5	5,500	(24,761)
Shougang Fushan Resources Group Ltd.†††,3,5	70,000	(25,165)
Sino Gold Mining Ltd.*,†††,3,5	9,100	(37,425)
Turquoise Hill Resources Ltd.*,†††,3,5	4,780	(39,865)
Western Areas NL†††,3,5	6,600	(47,325)
Zoltek Companies, Inc.*,†††,3,5	2,900	(52,867)
Riversdale Mining Ltd.*,†††,3,5	7,100	(54,029)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.2)% (continued)
Materials - (3.0)% (continued)
Silver Wheaton Corp.†††,3,5	6,500	$(68,246)
Agnico-Eagle Mines Ltd.†††,3,5,6	1,900	(125,613)
Total Materials		(498,728)
Information Technology - (4.1)%
ValueClick, Inc.*	214	(3,679)
Varian Semiconductor Equipment Associates, Inc.*,†††,3,5	1,270	(33,299)
VeriSign, Inc.*,†††,3,5	1,300	(33,319)
Access Company Ltd.*,†††,3,5	18	(34,682)
Electronic Arts, Inc.*,†††,3,5	900	(36,720)
Intermec, Inc.*,†††,3,5	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,5	200	(53,726)
Riverbed Technology, Inc.*,†††,3,5	4,100	(54,530)
Rambus, Inc.*,†††,3,5	3,680	(56,451)
Red Hat, Inc.*,†††,3,5	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,5	2,500	(71,450)
Equinix, Inc.*,†††,3,5	1,000	(79,941)
Cree, Inc.*,†††,3,5	4,200	(115,332)
Total Information Technology		(682,971)
Industrials - (6.5)%
CH Robinson Worldwide, Inc.	214	(12,530)
China Communications Construction Company Ltd. — Class H†††,3,5	16,000	(16,571)
China Merchants Holdings International Company Ltd.†††,3,5	4,900	(17,461)
China National Materials Company Ltd. — Class H†††,3,5	37,600	(19,168)
Japan Steel Works Ltd.†††,3,5	1,600	(22,196)
Ausenco Ltd.†††,3,5	2,300	(24,817)
Toyo Tanso Company Ltd.†††,3,5	600	(32,408)
Ryanair Holdings plc*,†††,3,5	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,5	200	(49,879)
USG Corp.*,†††,3,5	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,3,5	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A.*,†††,3,5	47,200	(490,927)
Total Industrials		(1,085,093)
Financials - (7.5)%
Progressive Corp.	428	(8,877)
C C Land Holdings Ltd.†††,3,5	53,000	(14,782)
Franshion Properties China Ltd.†††,3,5	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.*,†††,3,5	18,800	(26,216)
Aozora Bank Ltd.†††,3,5	17,300	(27,861)
Monex Group, Inc.†††,3,5	83	(29,140)
Mizuho Financial Group, Inc.†††,3,5	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,5	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,5	2,400	(103,200)
Erste Group Bank AG*,†††,3,5	5,500	(337,971)
Wells Fargo & Co.†††,3,5	12,937	(565,619)
Total Financials		(1,245,032)
Health Care - (8.6)%
Sepracor, Inc.*,†††,3,5	1,350	(23,625)
Exelixis, Inc.*,†††,3,5	4,700	(30,127)
Intuitive Surgical, Inc.*,†††,3,5	200	(56,100)
Zeltia S.A.*,†††,3,5	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,5	3,240	(64,282)
Sequenom, Inc.*,†††,3,5	3,140	(64,715)
Luminex Corp.*,†††,3,5	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,5	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,5	2,700	(74,709)
Align Technology, Inc.*,†††,3,5	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,5	2,900	(77,575)
Intercell AG*,†††,3,5	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,5	3,070	(78,838)
XenoPort, Inc.*,†††,3,5	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,5	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,5	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,5	500	(83,364)
Cepheid, Inc.*,†††,3,5	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,5	3,000	(88,230)
athenahealth, Inc.*,†††,3,5	2,700	(96,795)
Total Health Care		(1,425,362)
Consumer Discretionary - (11.0)%
Tokyo Broadcasting System Holdings, Inc.†††,3,5	1,300	(21,836)
Genting Singapore plc†††,3,5	132,800	(43,724)
bwin Interactive Entertainment AG*,†††,3,5	1,700	(48,431)
Bwin.Party Digital Entertainment plc*,†††,3,5	16,200	(60,974)
Sky Deutschland AG*,†††,3,5	4,200	(68,951)
Focus Media Holding Ltd. ADR†††,3,5	2,500	(75,000)
Marui Group Company Ltd.†††,3,5	31,000	(233,861)
Pool Corp.†††,3,5	12,350	(305,663)
Electrolux AB†††,3,5	32,100	(422,058)
Volkswagen AG†††,3,5	1,300	(539,374)
Total Consumer Discretionary		(1,819,872)
Total Common Stock Sold Short
(Proceeds $7,672,633)		(7,838,546)
EXCHANGE TRADED FUNDS SOLD SHORT† - (0.7)%
Market Vectors Gold Miners ETF	428	(22,988)
CurrencyShares Euro Trust	769	(98,194)
Total Exchange Traded Funds Sold Short
(Proceeds $116,779)		(121,182)
Total Securities Sold Short- (47.9)%
(Proceeds $7,789,412)		$(7,959,728)
Other Assets & Liabilities, net - 34.8%		5,778,900
Total Net Assets - 100.0%		$16,618,000

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,939,188)	41	$(37,208)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except otherwise noted— See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2012.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $9,373,617 (cost $7,803,138), or 56.4% of total net assets. The security was deemed liquid at the time of purchase.
[3]	Illiquid security.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security was fair valued by the Valuation Committee at September 30, 2012. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,060), or (46.9%) of total net assets.
[6]	Security was acquired through a private placement.
[7]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Series A (Large Cap Core Series)	$208,066,751	$ –	$ –	$ –	$208,066,751
Series B (Large Cap Value Series)	248,774,475	–	–	–	248,774,475
Series C (Money Market Series)	–	–	76,930,287	–	76,930,287
Series D (MSCI EAFE Equal Weight Series)	178,056,056	–	–	652	178,056,708
Series E (U.S. Intermediate Bond Series)	–	–	110,111,424	174,979	110,286,403
Series J (Mid Cap Growth Series)	134,195,182	–	7,785,000	–	141,980,182
Series N (Managed Asset Allocation Series)	32,005,200	207,223	29,545,150	–	61,757,573
Series O (All Cap Value Series)	134,580,424	–	–	–	134,580,424
Series P (High Yield Series)	1,288,462	–	129,257,417	6,138	130,552,017
Series Q (Small Cap Value Series)	112,510,886	–	559,262	–	113,070,148
Series V (Mid Cap Value Series)	243,492,102	–	2,463,721	–	245,955,823
Series X (Small Cap Growth Series)	32,373,140	–	–	–	32,373,140
Series Y (Large Cap Concentrated Growth)	37,477,801	–	–	–	37,477,801
Series Z (Alpha Opportunity Series)	14,489,658	–	4,309,170	–	18,798,828
Liabilities
Series N (Managed Asset Allocation Series)	$ –	$372,514	$ –	$ –	$ 372,514
Series Q (Small Cap Value Series)	–	38,080	–	–	38,080
Series V (Mid Cap Value Series)	–	88,400	–	–	88,400
Series Z (Alpha Opportunity Series)	173,074	37,208	–	7,786,654	7,996,936

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of September 30, 2012, Series D (MSCI EAFE Equal Weight Series) had a security with a total value of $50,900 tranfer from Level 1 to Level 3 as a result of bankruptcy. Series P (High Yield Series) had a security with a total value of $597,215 transfer from Level 3 to Level 2 due to a change in the securities valuation method.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2012:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

LEVEL 3 – Fair value measurement using significant unobservable inputs
Total
Series D (MSCI EAFE Equal Weight Series)
Assets:
Beginning Balance	$174,884
Total change in unrealized gains or losses included in earnings	(175,378)
Purchases, sales, issuances, and settlements (net)	1,146
Ending Balance	$652

Series E (U.S. Intermediate Bond Series)
Assets:
Beginning Balance	$167,618
Total change in unrealized gains or losses included in earnings	7,361
Ending Balance	$174,979

Series P (High Yield Series)
Assets:
Beginning Balance	$659,194
Total change in unrealized gains or losses included in earnings	(45,641)
Purchases, sales, issuances, and settlements (net)	(10,200)
Transfers in and/or out of Level 3	(597,215)
Ending Balance	$6,138

Series Z (Alpha Opportunities Series)
Liabilities:
Beginning Balance	$7,786,654
Ending Balance	$7,786,654

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Series C (Money	UMB Financial Corp.			Ginnie Mae Bonds
Market Series)	0.04%			1.72% - 2.14%
	Due 10/01/12	$29,111,000	$29,111,097	12/16/43 - 05/16/45	$29,238,602	$29,693,220

Series J (Mid Cap	UMB Financial Corp.			Ginnie Mae Bond
Growth Series)	0.04%			1.61%
	Due 10/01/12	7,785,000	7,785,026	07/16/39	7,819,336	7,940,791

Series Z (Alpha	State Street			U.S. Treasury Note
Opportunity Series)	0.01%			2.38%
	Due 10/01/12	2,585,686	2,585,689	09/30/14	2,510,000	2,644,913

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended September 30, 2012 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/2011	Additions	Reductions	09/30/12	09/30/12	Income
Series V(Mid Cap Value Series)	Common Stock:
	HydroGen Corp.	$6,791	$ -	$ -	$8,068	672,346	$ -

5. Options Written

Transactions in options written during the period ended September 30, 2012 were as follows:

Call Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2011	580	$135,810	454	$ 81,721	1,300	$ 293,309
Options Written	–	–	112	31,927	260	74,117
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	(239)	(61,488)	(299)	(50,372)	(682)	(158,422)
Options exercised	(341)	(74,322)	(155)	(31,349)	(618)	(134,887)
Balance at September 30, 2012	–	$ –	112	$ 31,927	260	$ 74,117

Put Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2011	711	$ 171,569	533	$ 81,125	1,296	$ 311,379
Options Written	81	5,508	1,355	159,620	2,955	295,716
Options terminated in closing purchase transactions	(161)	(22,363)	(121)	(16,803)	(292)	(40,550)
Options expired	(521)	(100,760)	(1,549)	(179,689)	(3,760)	(468,937)
Options exercised	(110)	(53,954)	(218)	(44,253)	(199)	(97,608)
Balance at September 30, 2012	–	$ –	–	$ –	–	$ –

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain funds utilized options to minimally hedge the Funds’ portfolio to increase returns, to maintain exposure to the equity markets, and create liquidity.

The following Funds utilized futures for the following purposes:

Fund	Index Exposure	Hedging	Speculation
Series N (Managed Asset Allocation Series)	x	x	x
Series Z (Alpha Opportunity Series)	x

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	November 26, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	November 26, 2012